    As filed with the Securities and Exchange Commission on September 3, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07705
                                                     ---------

                               PHOENIX-KAYNE FUNDS
                               -------------------
               (Exact name of registrant as specified in charter)

                       1800 Avenue of the Stars, 2nd Floor
                          Los Angeles, California 90067
               (Address of principal executive offices) (Zip code)

                          US Bancorp Fund Services, LLC
                       2020 East Financial Way, Suite 100
                           Glendora, California 91741
                     (Name and address of agent for service)

                                 1-800-243-4361
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: DECEMBER 31, 2004
                         -----------------

Date of reporting period:  JUNE 30, 2004
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.

[Insert full text of semi-annual report here]

SEMIANNUAL REPORT

- JUNE 30, 2004


KAYNE ANDERSON RUDNICK

PHOENIX-KAYNE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

PHOENIX-KAYNE INTERMEDIATE TOTAL RETURN BOND FUND

PHOENIX-KAYNE INTERNATIONAL FUND

PHOENIX-KAYNE RISING DIVIDENDS FUND

PHOENIX-KAYNE SMALL-MID CAP FUND


DO YOU WANT TO STOP RECEIVING FUND DOCUMENTS BY MAIL?

GO TO PhoenixInvestments.com, LOG IN AND SIGN UP FOR E-DELIVERY


[PHOENIX INVESTMENT PARTNERS, LTD. LOGO]

COMMITTED TO INVESTOR SUCCESS(SM)

     Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.


   This report is not authorized for distribution to prospective investors in the Phoenix-Kayne Funds unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

MESSAGE FROM THE CHAIRMAN


DEAR SHAREHOLDER:

   Over the last six months, financial services firms continued to respond to regulatory attention that was paid to a few mutual fund companies' business conduct. In turn, certain industry-wide practices remain under increased scrutiny. Your Fund's Board of Trustees recognized the seriousness of these issues. As a result, it took action to expand its review of policies and procedures to insure compliance with applicable rules and regulations. Moving forward, the Board will continue to take steps to comply with legislation and to assimilate evolving best practices identified by leading industry groups such as the Investment Company Institute(1).

   I hope that you'll take time to review the activities and performance information included in this Phoenix-Kayne Funds semiannual report. At this time, we believe that the U.S. economy continues to demonstrate clear signs of growth in response to monetary and fiscal stimulus. Gross domestic product grew at a 4.5% rate in the first quarter of 2004, and corporate profits continue to improve. Recent reports on employment have begun to confirm that economic growth is translating into job growth. However, with the strong economy and growth, we feel that fears of accelerating inflation and uncertainty in world political events have put negative pressure on equity and fixed income markets.

   All of these indicators point to the fact that now is an opportune time for you to review your investments with your financial advisor to be sure that your portfolio is best positioned to achieve long-term success. Keep in mind that finding the best balance of performance and protection requires discipline and diversification(2). Your investment in Phoenix-Kayne California Intermediate Tax-Free Bond Fund, Phoenix-Kayne Intermediate Total Return Bond Fund, Phoenix-Kayne International Fund, Phoenix-Kayne Rising Dividends Fund and Phoenix-Kayne Small-Mid Cap Fund may help you in this effort.

   To learn more about your investments and investing, visit
PhoenixInvestments.com.

Sincerely,

/s/ Philip R. McLoughlin

Philip R. McLoughlin
Chairman, Phoenix Funds

JULY 1, 2004

(1) The Investment Company Institute (ICI) is the national association of the U.S. investment company industry. ICI represents its members and their shareholders on issues of legislation, regulation, taxation, public information, economic and policy research, business operations, and statistics.
(2) Diversification does not guarantee against a loss, and there is no guarantee that a diversified portfolio will outperform a non-diversified portfolio.

   The preceding information is the opinion of the Fund's Board of Trustees. There is no guarantee that market forecasts discussed will be realized.

TABLE OF CONTENTS

Phoenix-Kayne California Intermediate Tax-Free Bond Fund                       1
Phoenix-Kayne Intermediate Total Return Bond Fund                              7
Phoenix-Kayne International Fund                                              13
Phoenix-Kayne Rising Dividends Fund                                           20
Phoenix-Kayne Small-Mid Cap Fund                                              26
Notes to Financial Statements                                                 32

PHOENIX-KAYNE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2004
                                   (UNAUDITED)

                                                                 STANDARD          PAR
                                                                 & POOR'S         VALUE
                                                                  RATING          (000)           VALUE
                                                               ------------   ------------   ---------------
MUNICIPAL TAX-EXEMPT BONDS--97.9%

EDUCATION REVENUE--2.2%
California Educational Facilities Authority,
5.375%, 10/1/16 (CONNIE LEE Insured)                               AAA        $        250   $       267,303

University California Revenues,
5.00%, 5/15/10 (AMBAC Insured)                                     AAA                 500           545,755
                                                                                             ---------------
                                                                                                     813,058
                                                                                             ---------------

GENERAL OBLIGATION--17.8%
Brea Olinda California Unified School District,
6.00%, 8/1/15 (FGIC Insured)                                       AAA                 150           174,570

California State, 5.25%, 6/1/16                                    BBB                 250           256,960
California State, 5.375%, 3/1/06, Unrefunded                       BBB                  45            46,102
California State, 5.50%, 4/1/10 (MBIA Insured)                     AAA                 200           222,592
California State, 6.25%, 4/1/08                                    BBB                 825           915,354

Fremont California Unified School District,
5.25%, 9/1/15                                                       AA                 200           212,162

Irvine California Unified School District
Special Tax, 5.50%, 11/1/13 (AMBAC Insured)                        AAA               1,000         1,088,840

Long Beach Unified School District,
5.375%, 8/1/16 (MBIA Insured)                                     Aaa(c)               300           322,347

Los Angeles California Unified School District,
5.00%, 7/1/14 (FSA Insured)                                        AAA                 500           536,650

Oakland, California Series B, 5.875%,
6/15/19 (FSA Insured)                                              AAA               1,000         1,055,780

Oakland Unified School District, 5.00%,
8/1/16 (FSA Insured)                                               AAA                 400           414,092

San Diego County California Ctfs Partner,
5.25%, 11/1/15 (AMBAC Insured)                                     AAA                 960         1,018,550

San Joaquin County California Ctfs Partner,
5.25%, 9/1/12 (MBIA Insured)                                       AAA                 100           107,449

Torrance California Certificates of Participation,
5.50%, 4/1/12 (AMBAC Insured)                                      AAA                 125           130,526
                                                                                             ---------------
                                                                                                   6,501,974
                                                                                             ---------------

GENERAL REVENUE--20.1%
ABAG Financing Authority for Nonprofit
Corporations, 4.7%, 10/1/14                                       A3(c)       $        475   $       484,524

California State Public Works Board Lease
Revenue Refunding for the California
Community Colleges Ser. A, 5.25%, 12/1/13                          BBB-                290           304,169

California State Public Works Board Lease
Revenue Refunding for the California Highway
Patrol, 5.25%, 11/120                                              BBB-                500           512,165

Contra Costa County California Home,
7.50%, 5/1/14 (GNMA COLL Insured)(b)                               AAA                 500           643,275

Los Angeles California State Building Authority,
5.375%, 5/1/06                                                     BBB-                200           209,392

Los Angeles Convention & Exhibit Center,
9.00%, 12/1/20                                                     AAA                 150           164,668

Los Angeles County California Public Works
Financing Authority, 5.50%, 10/1/18
(FSA Insured)                                                      AAA                 450           501,925

Oakland California State Building Authority
Lease Revenue, 5.00%, 4/1/17
(AMBAC Insured)                                                    AAA                 150           155,542

Ontario California Redevelopment Financing
Authority, 6.90%, 8/1/10 (MBIA Insured)                            AAA                  70            83,248

Pleasanton Joint Powers Financing,
6.15%, 9/2/12                                                    Baa1(c)               500           508,775

Puerto Rico Public Finance Corporation,
5.25%, 8/1/30 (AMBAC Insured)                                      AAA                 500           542,155

Riverside County California Redevelopment
Agency Tax Allocation, 5.25%, 10/1/17
(AMBAC Insured)                                                    AAA                 250           264,568

San Jose, California Financing Authority,
5.00%, 9/1/15 (MBIA Insured)                                        AA               1,185         1,245,222

San Jose, California Financing Authority,
5.00%, 9/1/16 (MBIA Insured)                                        AA                 350           365,586

                        See Notes to Financial Statements

                                                                 STANDARD          PAR
                                                                 & POOR'S         VALUE
                                                                  RATING          (000)           VALUE
                                                               ------------   ------------   ---------------
GENERAL REVENUE--CONTINUED
South Coast Air Quality Management
Distribution Building Corp. California Revenue,
6.00%, 8/1/11 (AMBAC Insured)                                      AAA        $      1,000   $     1,143,900

Stockton California, 5.60%, 3/20/28
(GNMA COLL Insured)                                               AAA(d)               200           203,372
                                                                                             ---------------
                                                                                                   7,332,486
                                                                                             ---------------
MEDICAL REVENUE--4.8%
California Health Facilities Financing Authority,
5.00%, 11/15/14                                                     A-                 250           257,137

California Health Facilities Financing Authority,
5.25%, 8/1/17 (CA MTG INS Insured)                                 BBB                 500           507,840

California Health Facilities Financing Authority,
6.25%, 10/1/13 (MBIA Insured)                                      AAA               1,000         1,002,770
                                                                                             ---------------
                                                                                                   1,767,747
                                                                                             ---------------

MULTI-FAMILY HOUSING--2.2%
Los Angeles California Community
Redevelopment, 5.00%, 7/1/14 (MBIA Insured)                        AAA                 500           528,310

Menlo Park Community Development Agency
Multifamily Revenue, 5.375%, 6/1/16
(AMBAC Insured)                                                    AAA                 250           265,523
                                                                                             ---------------
                                                                                                     793,833
                                                                                             ---------------

MUNICIPAL UTILITY DISTRICT REVENUE--10.0%
Los Angeles, California Water & Power
Revenue, 5.25%, 7/1/18                                             AA-                 300           310,572

Northern California Public Power Agency,
5.00%, 7/1/15 (MBIA Insured)                                       AAA               1,000         1,042,410

Pasadena California Electric, 5.00%,
6/1/17 (MBIA Insured)                                              AAA                 300           313,524

Sacramento California Municipal Utility District,
5.25%, 8/15/10 (MBIA Insured)                                      AAA                 500           552,940

Sacramento California Municipal Utility District,
5.25%, 8/15/17 (MBIA Insured)                                      AAA                 200           211,270

Sacramento California Municipal Utility
Revenue, 5.10%, 7/1/13 (AMBAC Insured)                             AAA                 500           533,280

Southern California Public Power Authority Tr.,
5.00%, 7/1/12 (FSA Insured)                                        AAA                 635           690,709
                                                                                             ---------------
                                                                                                   3,654,705
                                                                                             ---------------

SINGLE FAMILY HOUSING REVENUE--5.4%
California Housing Finance Agency, 5.85%,
8/1/16 (MBIA FHA/VA/CAHLIF MTGS Insured)                           AAA        $        380   $       398,145

California Housing Finance Agency, 5.90%,
8/1/17 (MBIA FHA/VA GTD CAHLIF Insured)                            AAA                 340           347,092

California Housing Finance Agency, 5.95%,
8/1/14 (MBIA FHA/VA/CAHLIF MTGS Insured)                           AAA                 960           989,386

Cypress California Single Family Residential
Mortgage Revenue, 7.25%, 1/1/12
(PRIV MTGS Insured)(b)                                            AAA(d)               200           246,644
                                                                                             ---------------
                                                                                                   1,981,267
                                                                                             ---------------

TRANSPORTATION REVENUE--18.5%
Alameda Corridor Transition Authority,
5.125%, 10/1/16 (MBIA Insured)                                     AAA                 150           157,875

Alameda Corridor Transition Authority,
5.125%, 10/1/17 (MBIA Insured)                                     AAA                 125           130,961

Foothill/Eastern Corridor Agency California
Toll Road, 0.00%, 1/1/07(b)                                        AAA                 200           213,234

Foothill/Eastern Corridor Agency California
Toll Road, 0.00%, 1/1/08(b)                                        AAA                 200           219,024

Foothill/Eastern Corridor Agency California
Toll Road, 0.00%, 1/1/11                                           AAA                 550           636,361

Oakland, California Port Authority,
5.60%, 11/1/19 (MBIA Insured)                                      AAA               1,000         1,083,700

San Francisco, California Bay Area Rapid Transit,
5.50%, 7/1/15 (FGIC Insured)                                       AAA                 190           197,999

San Francisco, California City & County Airport,
5.375%, 5/1/17 (MBIA Insured)                                      AAA               1,000         1,055,690

San Francisco California Bay Area,
5.25%, 7/1/17                                                      AA-                 500           527,655

San Francisco California City and County,
5.5%, 6/15/12                                                       AA                 500           547,520

San Francisco, California Port Authority,
5.90%, 7/1/09                                                       A-               1,000         1,024,390

San Mateo County Transit District,
5.00%, 6/1/14 (MBIA Insured)                                       AAA                 400           419,656

Santa Clara Valley, California Transportation
Authority, 5.00%, 6/1/17 (MBIA Insured)                            AAA                 500           518,575
                                                                                             ---------------
                                                                                                   6,732,640
                                                                                             ---------------

                        See Notes to Financial Statements

                                                                 STANDARD          PAR
                                                                 & POOR'S         VALUE
                                                                  RATING          (000)           VALUE
                                                               ------------   ------------   ---------------
VETERAN REVENUE--2.5%
California State Veteran Bonds, 5.15%,
12/1/14                                                             A         $        895   $       904,201

WATER & SEWER REVENUE--14.4%
California State Department of Water,
5.125%, 12/1/15                                                     AA                 200           210,508

California State Department of Water Resources,
Central Valley Project, 5.50%, 12/1/13
(FSA-CR Insured)                                                   AAA                 400           450,628

California State Department of Water Resources,
Central Valley Project Revenue Ser. T,
5.125%, 12/1/12                                                     AA                 250           268,370

Los Angeles California Wastewater System,
5.00%, 6/1/08 (FSA Insured)                                        AAA                 375           406,447

Los Angeles, California Wastewater System,
5.00%, 6/1/14 (FGIC Insured)                                       AAA                 700           734,398

Metropolitan Water District of Southern
California, 5.00%, 7/1/13                                          AAA                 200           216,888

Mountain View, California Shoreline Regional
Park, 5.50%, 8/1/21 (MBIA Insured)                                 AAA               1,000         1,064,610

Redlands California Financing Authority
Wastewater Revenue Refunding Ser A,
5.00%, 9/1/17 (FSA Insured)                                        AAA               1,000         1,044,530

San Diego California Sewer Ser A Public Facility
Financing Authority, 5.00%, 5/15/13
(AMBAC Insured)                                                    AAA        $        300   $       304,065

Westlands Water District Revenue Certificates of
Participation, 5.25%, 9/1/14 (MBIA Insured)                        AAA                 500           544,160
                                                                                             ---------------
                                                                                                   5,244,604
                                                                                             ---------------

TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $35,142,112)                                                                     35,726,515
------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--97.9%
(IDENTIFIED COST $35,142,112)                                                                $    35,726,515(a)

Other assets and liabilities, net--2.1%                                                              785,574
                                                                                             ---------------
NET ASSETS--100.0%                                                                           $    36,512,089
                                                                                             ===============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $864,156 and gross depreciation of $279,752 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $35,142,111.
(b) Escrowed to Maturity. At June 30, 2004, the concentration of the Fund's investments by state or territory, determined as a percentage of net assets, is as follows: California 100%. At June 30, 2004, 74.9% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: AMBAC 16%, FSA, 14% and MBIA, 35%.
(c) Rated by Moody's.
(d) Rating provided by adviser.

                        See Notes to Financial Statements

PHOENIX-KAYNE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS
Investments in securities, at value
  (Identified cost $35,142,112)                                          $    35,726,515
Cash                                                                             231,317
Receivables
   Fund shares sold                                                              170,000
   Interest                                                                      489,438
Prepaid expenses                                                                   5,692
                                                                         ---------------
    Total assets                                                              36,622,962
                                                                         ---------------
LIABILITIES
Payables
   Fund shares repurchased                                                           764
   Distributions to shareholders                                                  64,018
   Investment advisory fee                                                        15,566
   Administration fee                                                              2,466
   Professional                                                                   14,482
   Transfer agent fee                                                              2,504
   Financial agent fee                                                             1,418
   Trustees' fee                                                                   1,004
Accrued expenses                                                                   8,651
                                                                         ---------------
    Total liabilities                                                            110,873
                                                                         ---------------
NET ASSETS                                                               $    36,512,089
                                                                         ===============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                         $    35,665,934
Undistributed net investment income                                                2,558
Accumulated net realized gain                                                    259,193
Net unrealized appreciation                                                      584,404
                                                                         ---------------
NET ASSETS                                                               $    36,512,089
                                                                         ===============

NUMBER OF SHARES ISSUED AND OUTSTANDING
  (unlimited shares authorized no par value)                                   3,424,302
                                                                         ===============
NET ASSET VALUE PER SHARE                                                $         10.66
                                                                         ===============

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                                 $       794,466
                                                                         ---------------
    Total investment income                                                      794,466
                                                                         ---------------
EXPENSES
Investments advisory fee                                                          92,940
Administration fee                                                                14,961
Financial agent fee                                                               22,575
Transfer agent                                                                     7,231
Professional                                                                      13,843
Registration                                                                       5,676
Trustees                                                                           7,370
Custodian                                                                          4,647
Printing                                                                           5,116
Miscellaneous                                                                      4,199
                                                                         ---------------
    Total expenses                                                               178,558
    Less: expenses borne by investment adviser                                   (39,144)
                                                                         ---------------
    Net expenses                                                                 139,414
                                                                         ---------------
NET INVESTMENT INCOME                                                            655,052
                                                                         ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                                 259,193
Net change in unrealized appreciation (depreciation) on investments           (1,083,240)
                                                                         ---------------
NET LOSS ON INVESTMENTS                                                         (824,047)
                                                                         ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $      (168,995)
                                                                         ===============

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED
                                                                                  6/30/04          YEAR ENDED
                                                                                (UNAUDITED)         12/31/03
                                                                              ---------------    ---------------
FROM OPERATIONS
   Net investment income (loss)                                               $       655,052    $     1,352,020
   Net realized gain (loss)                                                           259,193            179,694
   Net change in unrealized appreciation (depreciation)                            (1,083,240)           (17,141)
                                                                              ---------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   (168,995)         1,514,573
                                                                              ---------------    ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                                             (657,670)        (1,360,391)
   Net realized gains                                                                (127,148)           (52,546)
                                                                              ---------------    ---------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                         (784,818)        (1,412,937)
                                                                              ---------------    ---------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (204,686 and 864,287 shares, respectively)         2,208,181          9,441,863
   Net asset value of shares issued on reinvestment of distributions
     (32,115 and 67,285 shares, respectively)                                         347,555            737,267
   Cost of shares repurchased (405,433 and 384,895 shares, respectively)           (4,458,083)        (4,219,993)
                                                                              ---------------    ---------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                       (1,902,347)         5,959,137
                                                                              ---------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS                                           (2,856,160)         6,060,773

NET ASSETS
   Beginning of period                                                             39,368,249         33,307,476
                                                                              ---------------    ---------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $2,558 AND $5,176, RESPECTIVELY]                                         $    36,512,089    $    39,368,249
                                                                              ===============    ===============

                        See Notes to Financial Statements

PHOENIX-KAYNE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS X
                                            ------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                               YEAR ENDED DECEMBER 31
                                             6/30/04       ---------------------------------------------------------------------
                                           (UNAUDITED)        2003           2002           2001           2000          1999
Net asset value, beginning of period        $   10.96      $   10.93      $   10.74      $   10.83      $   10.29      $   10.77
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  0.19           0.41           0.46           0.47           0.49           0.44
   Net realized and unrealized gain (loss)      (0.26)          0.04           0.24          (0.02)          0.54          (0.48)
                                            ---------      ---------      ---------      ---------      ---------      ---------
      TOTAL FROM INVESTMENT OPERATIONS          (0.07)          0.45           0.70           0.45           1.03          (0.04)
                                            ---------      ---------      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
   From net investment income                   (0.19)         (0.41)         (0.46)         (0.47)         (0.49)         (0.44)
   From net realized gain                       (0.04)         (0.01)         (0.05)         (0.07)            --             --
                                            ---------      ---------      ---------      ---------      ---------      ---------
      TOTAL DISTRIBUTIONS                       (0.23)         (0.42)         (0.51)         (0.54)         (0.49)         (0.44)
                                            ---------      ---------      ---------      ---------      ---------      ---------
Change in net asset value                       (0.30)          0.03           0.19          (0.09)          0.54          (0.48)
                                            ---------      ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD              $   10.66      $   10.96      $   10.93      $   10.74      $   10.83      $   10.29
                                            =========      =========      =========      =========      =========      =========
Total return                                    (0.66)%(3)      4.25%          6.60%          4.26%         10.18%         (0.44)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $  36,512      $  39,368      $  33,307      $  34,422      $  31,353      $  41,862

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Operating expenses(1)                         0.75%(4)       0.75%          0.75%          0.75%          0.75%(2)       0.75%(2)
   Net investment income (loss)                  3.52%(4)       3.72%          4.18%          4.38%          4.63%          4.14%
Portfolio turnover rate                            25%(3)         33%            21%            61%            33%            65%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.96%, 1.03%, 0.98%, 0.85%, 0.96% and 1.37% for the periods ended June 30, 2004,
    December 31, 2003, 2002, 2001, 2000 and 1999, respectively.
(2) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 0.74% and 0.71% for the periods ended December 31, 2000 and 1999, respectively. The ratio would not significantly differ for the year ended December 31, 2003.
(3) Not annualized.
(4) Annualized.

                        See Notes to Financial Statements

PHOENIX-KAYNE INTERMEDIATE TOTAL RETURN BOND FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2004
                                   (UNAUDITED)

                                                                 STANDARD          PAR
                                                                 & POORS          VALUE
                                                                  RATING          (000)           VALUE
                                                               ------------   ------------   ---------------
CORPORATE BONDS--43.1%

AEROSPACE & DEFENSE--2.5%
Boeing Capital Corp., 5.65%, 5/15/06                                A         $        850   $       893,533
Boeing Capital Corp., 7.10%, 9/27/05                                A                  335           353,862
                                                                                             ---------------
                                                                                                   1,247,395
                                                                                             ---------------

BANKS--4.1%
Bank of America Corp., 7.125%, 5/1/06                               A                  540           578,897

International Bank for Reconstruction and
Development, 4.125%, 8/12/09                                       AAA               1,500         1,501,770
                                                                                             ---------------
                                                                                                   2,080,667
                                                                                             ---------------

COMPUTER HARDWARE--1.6%
Hewlett-Packard Co., 7.15%, 6/15/05                                 A-                 750           782,314

CONSUMER FINANCE--3.6%
Ford Motor Credit Corp., 9.03%, 12/30/09                           BBB-                500           511,270

General Electric Capital Corp.,
4.625%, 9/15/09                                                    AAA                 800           809,447

Household Finance Corp., 6.75%, 6/15/12                             A                  500           491,019
                                                                                             ---------------
                                                                                                   1,811,736
                                                                                             ---------------

DIVERSIFIED COMMERCIAL SERVICES--1.3%
International Lease Finance Corp.,
5.75%, 10/15/06                                                    AA-                 600           632,043

DIVERSIFIED FINANCIAL SERVICES--4.9%
Bear Stearns Co., 7.80%, 8/15/07                                    A                  825           920,647
Goldman Sachs Group, Inc., 5.25%, 4/1/13                            A+                 425           416,072
Heller Financial, 7.375%, 11/1/09                                  AAA               1,000         1,136,821
                                                                                             ---------------
                                                                                                   2,473,540
                                                                                             ---------------

GENERAL MERCHANDISE STORES--3.2%
Wal-Mart Stores, 4.55%, 5/1/13                                      AA               1,700         1,640,757

HOUSEHOLD PRODUCTS--1.3%
Colgate-Palmolive Co., 5.98%, 4/25/12                              AA-                 620           666,374

INTEGRATED TELECOMMUNICATION SERVICES--2.4%
SBC Communications, 5.875%, 2/1/12                                  A+               1,200         1,237,082

INTEGRATED OIL & GAS--2.2%
Conoco Funding Co., 6.35%, 10/15/11                                 A-               1,000         1,089,655

PERSONAL PRODUCTS--5.5%
Gillette Co., 4.00%, 6/30/05                                       AA-        $      1,260   $     1,277,082
Kimberly-Clark Corp., 5.00%, 8/15/13                               AA-               1,500         1,500,465
                                                                                             ---------------
                                                                                                   2,777,547
                                                                                             ---------------

MEDICAL PRODUCTS--2.9%
Johnson & Johnson, 6.625%, 9/1/09                                  AAA               1,300         1,450,301

PHARMACEUTICALS--7.6%
Abbott Laboratories, 5.625%, 7/1/06                                 AA               1,400         1,470,183
Merck & Co., Inc., 4.375%, 2/15/13                                 AAA               1,000           959,607
Pfizer, Inc., 4.5%, 2/15/14                                        AAA               1,500         1,438,271
                                                                                             ---------------
                                                                                                   3,868,061
                                                                                             ---------------

TOTAL CORPORATE BONDS
(IDENTIFIED COST $21,582,983)                                                                     21,757,472
------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS--52.4%

OTHER AGENCY MORTGAGE-BACKED--1.5%
Federal Home Loan Mortgage Corp.,
7.50%, 7/1/09                                                      AAA                  51            53,863

Federal Home Loan Mortgage Corp.- MTN,
5.125%, 2/20/13                                                    AAA                 500           496,301

Federal Home Loan Mortgage Corp.,
7.50%, 4/1/14                                                      AAA                 113           121,891

Federal Home Loan Mortgage Corp.,
7.00%, 4/1/16                                                      AAA                  79            83,489
                                                                                             ---------------
                                                                                                     755,544
                                                                                             ---------------

PASS-THROUGH AGENCY MBS, FNMA--2.4%
Federal National Mortgage Association,
6.625%, 11/15/10                                                   AAA               1,000         1,111,756

Federal National Mortgage Association,
7.00%, 5/1/14                                                      AAA                  87            92,707

Federal National Mortgage Association,
8.00%, 1/1/15                                                      AAA                  25            27,841
                                                                                             ---------------
                                                                                                   1,232,304
                                                                                             ---------------

                        See Notes to Financial Statements

                                                                 STANDARD          PAR
                                                                 & POORS          VALUE
                                                                  RATING          (000)           VALUE
                                                               ------------   ------------   ---------------
PASS-THROUGH AGENCY MBS, GNMA--2.9%
Government National Mortgage Association,
6.00%, 8/15/31                                                     AAA        $        717   $       736,502

Government National Mortgage Association,
7.00%, 7/20/13                                                     AAA                 154           163,310

Government National Mortgage Association,
8.00%, 11/15/21                                                    AAA                   2             1,689

Government National Mortgage Association,
8.00%, 7/15/23                                                     AAA                  79            87,629

Government National Mortgage Association,
8.00%, 7/15/23                                                     AAA                  38            41,808

Government National Mortgage Association,
8.00%, 7/20/26                                                     AAA                 149           163,307

Government National Mortgage Association,
8.00%, 9/15/26                                                     AAA                  17            19,203

Government National Mortgage Association,
8.00%, 11/15/26                                                    AAA                   8             8,962

Government National Mortgage Association,
8.00%, 9/20/27                                                     AAA                  81            88,255

Government National Mortgage Association,
8.50%, 12/15/22                                                    AAA                   2             2,615

Government National Mortgage Association,
8.50%, 8/15/24                                                     AAA                 115           128,329

Government National Mortgage Association,
8.50%, 8/15/25                                                     AAA                  21            23,070

Government National Mortgage Association,
8.50%, 6/15/26                                                     AAA                   4             4,621
                                                                                             ---------------
                                                                                                   1,469,300
                                                                                             ---------------

U.S. AGENCY (NON-MBS)--17.6%
Federal Farm Credit Bank, 6.48%, 4/4/12                            AAA               1,000         1,030,057
Federal Home Loan Bank, 5.15%, 1/28/13                             AAA                 345           343,500
Federal Home Loan Bank, 5.20%, 10/22/08                            AAA                 195           197,162
Federal Home Loan Bank, 5.925%, 4/9/08                             AAA               1,000         1,076,154
Federal Home Loan Bank, 6.00%, 12/13/11                            AAA        $        750   $       761,356
Federal Home Loan Bank, 6.24%, 11/5/18                             AAA                 780           786,942
Federal Home Loan Bank, 6.30%, 5/13/13                             AAA                 220           232,073
Federal Home Loan Bank, 7.80%, 2/11/10                             AAA                 350           362,088
Federal Home Loan Bank, 8.10%, 5/25/10                             AAA                 500           526,090

Federal National Mortgage Association,
3.00%, 11/1/05                                                     AAA                 125           125,345

Federal National Mortgage Association,
6.00%, 5/16/11                                                     AAA                 875           915,621

Federal National Mortgage Association,
6.00%, 8/25/16                                                     AAA               1,000         1,003,462

Federal National Mortgage Association,
6.20%, 5/3/12                                                      AAA                 500           514,387

Federal Home Loan Mortgage Corp.- MTN,
6.00%, 9/9/13                                                      AAA                 500           503,096

Federal Home Loan Mortgage Corp.- MTN,
6.00%, 12/17/18                                                    AAA                 500           496,272
                                                                                             ---------------
                                                                                                   8,873,605
                                                                                             ---------------

U.S. TREASURY BONDS--0.6%
U.S. Treasury Bonds, 7.875%, 11/15/04                              AAA                 300           307,055

U.S. TREASURY NOTES--27.4%
U.S. Treasury Notes, 6.50%, 10/15/06                               AAA               1,500         1,619,708
U.S. Treasury Notes, 5.625%, 5/15/08                               AAA                 987         1,062,722
U.S. Treasury Notes, 3.25%, 1/15/09                                AAA               1,460         1,432,397
U.S. Treasury Notes, 6.00%, 8/15/09                                AAA               2,700         2,967,786
U.S. Treasury Notes, 6.50%, 2/15/10                                AAA               6,000         6,762,660
                                                                                             ---------------
                                                                                                  13,845,273
                                                                                             ---------------

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(IDENTIFIED COST $26,365,238)                                                                     26,483,081
------------------------------------------------------------------------------------------------------------

                        See Notes to Financial Statements

                                                                 STANDARD          PAR
                                                                 & POORS          VALUE
                                                                  RATING          (000)           VALUE
                                                               ------------   ------------   ---------------
SHORT-TERM OBLIGATIONS--5.1%

COMMERCIAL PAPER--5.1%
Cargill Inc., 1.43%, 7/1/04                                        A-1        $      2,000   $     2,000,000
UBS Financial Services Inc., 1.42%, 7/1/04                         A-1                 573           572,898

TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,572,898)                                                                       2,572,898
------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.6%
(IDENTIFIED COST $50,521,119)                                                                $    50,813,451(a)
Other assets and liabilities, net--(0.6)%                                                           (294,322)
                                                                                             ---------------
NET ASSETS--100.0%                                                                           $    50,519,129
                                                                                             ===============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $879,422 and gross depreciation of $591,230 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $50,525,259.

                        See Notes to Financial Statements

PHOENIX-KAYNE INTERMEDIATE TOTAL RETURN BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS
Investments securities at value
  (Identified cost $50,521,119)                                          $    50,813,451
Cash                                                                             564,755
Receivables:
   Securities sold                                                               551,295
   Fund shares sold                                                              141,130
   Interest                                                                      755,240
Prepaid expenses                                                                   4,944
                                                                         ---------------
    Total assets                                                              52,830,815
                                                                         ---------------
LIABILITIES
Payables
   Securities purchased                                                        2,260,362
   Distributions to shareholders                                                     417
   Investment advisory fee                                                        20,526
   Administration fee                                                              2,880
   Professional fee                                                               15,179
   Transfer agent fee                                                              2,522
   Financial agent fee                                                               606
   Trustees' fee                                                                     811
Accrued expenses                                                                   8,383
                                                                         ---------------
    Total liabilities                                                          2,311,686
                                                                         ---------------
NET ASSETS                                                               $    50,519,129
                                                                         ===============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                         $    50,030,549
Distributions in excess of net investment income                                 (15,094)
Accumulated net realized gain                                                    211,342
Net unrealized appreciation                                                      292,332
                                                                         ---------------
NET ASSETS                                                               $    50,519,129
                                                                         ===============
NUMBER OF SHARES ISSUED AND OUTSTANDING
  (unlimited shares authorized no par value)                                   4,677,585
                                                                         ===============
NET ASSET VALUE PER SHARE                                                $         10.80
                                                                         ===============

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                                 $     1,170,415
                                                                         ---------------
    Total investment income                                                    1,170,415
                                                                         ---------------
EXPENSES
Investment advisory fee                                                          121,195
Administration                                                                    17,133
Financial agent fee                                                               22,893
Transfer agent                                                                     7,555
Professional                                                                      14,069
Registration                                                                       6,667
Trustees                                                                           7,180
Custodian                                                                          6,960
Printing                                                                           4,827
Miscellaneous                                                                      6,013
                                                                         ---------------
    Total expenses                                                               214,492
                                                                         ---------------
NET INVESTMENT INCOME                                                            955,923
                                                                         ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                                 211,342
Net change in unrealized appreciation (depreciation) on investments           (1,405,052)
                                                                         ---------------
NET LOSS ON INVESTMENTS                                                       (1,193,710)
                                                                         ---------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $      (237,787)
                                                                         ===============

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS
                                                                                   ENDED
                                                                                  6/30/04          YEAR ENDED
                                                                                (UNAUDITED)         12/31/03
                                                                              ---------------    ---------------
FROM OPERATIONS
   Net investment income (loss)                                               $       955,923    $     1,863,002
   Net realized gain (loss)                                                           211,342            267,833
   Net change in unrealized appreciation (depreciation)                            (1,405,052)          (960,845)
                                                                              ---------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   (237,787)         1,169,990
                                                                              ---------------    ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                                                             (982,685)        (1,851,334)
   Net realized gains                                                                 (83,069)          (184,764)
                                                                              ---------------    ---------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                       (1,065,754)        (2,036,098)
                                                                              ---------------    ---------------
FROM SHARE TRANSACTIONS
   Proceeds from sales of shares (897,375 and 1,005,966 shares, respectively)       9,904,883         11,288,844
   Net asset value of shares issued from reinvestment of distributions
     (69,806 and 130,383 shares, respectively)                                        766,740          1,459,376
   Cost of shares repurchased (329,591 and 888,284 shares, respectively)           (3,646,189)        (9,986,834)
                                                                              ---------------    ---------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        7,025,434          2,761,386
                                                                              ---------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            5,721,893          1,895,278

NET ASSETS
   Beginning of period                                                             44,797,236         42,901,958
                                                                              ---------------    ---------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
     INCOME AND UNDISTRIBUTED NET INVESTMENT INCOME OF
     $(15,094) AND $11,668, RESPECTIVELY]                                     $    50,519,129    $    44,797,236
                                                                              ===============    ===============

                        See Notes to Financial Statements

PHOENIX-KAYNE INTERMEDIATE TOTAL RETURN BOND FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS X
                                            ------------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                               YEAR ENDED DECEMBER 31
                                             6/30/04       ---------------------------------------------------------------------
                                           (UNAUDITED)        2003           2002           2001           2000          1999
Net asset value, beginning of period       $   11.09      $   11.31      $   10.91      $   10.82      $   10.44      $   11.01
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                 0.22           0.48           0.55           0.57           0.56           0.50
   Net realized and unrealized gain (loss)     (0.27)         (0.17)          0.45           0.28           0.39          (0.57)
                                           ---------      ---------      ---------      ---------      ---------      ---------
      TOTAL FROM INVESTMENT OPERATIONS         (0.05)          0.31           1.00           0.85           0.95          (0.07)
                                           ---------      ---------      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS:
   From net investment income                  (0.22)         (0.48)         (0.55)         (0.57)         (0.57)         (0.49)
   From net realized gain                      (0.02)         (0.05)         (0.05)         (0.19)            --          (0.01)
                                           ---------      ---------      ---------      ---------      ---------      ---------
      TOTAL DISTRIBUTIONS                      (0.24)         (0.53)         (0.60)         (0.76)         (0.57)         (0.50)
                                           ---------      ---------      ---------      ---------      ---------      ---------
Change in net asset value                      (0.29)         (0.22)          0.40           0.09           0.38          (0.57)
                                           ---------      ---------      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD             $   10.80      $   11.09      $   11.31      $   10.91      $   10.82      $   10.44
                                           =========      =========      =========      =========      =========      =========
Total return                                   (0.47)%(2)      2.74%          9.45%          7.98%          9.40%         (0.65)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $  50,519      $  44,797      $  42,902      $  40,375      $  47,097      $  53,404

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
   Operating expenses                           0.88%(3)       0.94%          0.88%          0.96%          0.94%          0.94%(1)
   Net investment income (loss)                 3.99%(3)       4.28%          4.96%          5.13%          5.34%          4.94%
Portfolio turnover rate                           33%(2)         35%            27%            50%            10%          64 %

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.23% for the period ended December 31, 1999.
(2) Not annualized.
(3) Annualized.

                        See Notes to Financial Statements

PHOENIX-KAYNE INTERNATIONAL FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2004
                                   (UNAUDITED)

                                                                  SHARES           VALUE
                                                               ------------   ---------------
COMMON STOCKS--97.6%

AUSTRALIA--2.0%
Rio Tinto Ltd. (Mining)                                              23,000   $       574,867
Telstra Corp. Ltd. (Telecommunications)                             159,000           556,040
                                                                              ---------------
                                                                                    1,130,907
                                                                              ---------------
BELGIUM--3.9%
Dexia (Banks)                                                        81,300         1,350,956
Fortis (Banks)                                                       39,300           871,365
                                                                              ---------------
                                                                                    2,222,321
                                                                              ---------------
FINLAND--1.1%
Nokia Corp. ADR (Telecommunications Equipment)                       42,007           610,782

FRANCE--16.2%
Air Liquide (Chemicals)                                               7,285         1,206,106
Axa ADR (Multi-Line Insurance)(d)                                    44,984           995,946
BNP Paribas (Banks)                                                  17,000         1,046,903
Carrefour Supermarche (Food Retail)                                  10,800           524,705
Groupe Danone ADR (Packaged Foods and Meats)(d)                      32,380           567,945
L'OREAL (Consumer Products)                                           7,300           583,840
Peugot SA (Automobile Manufacturers)                                 21,300         1,187,673
Sanofi Synthelabo SA (Pharmaceuticals)                               15,000           952,062
Societe Generale (Banks)                                              6,600           561,625
Total Fina Elf ADR (Integrated Oil & Gas)                            17,496         1,681,016
                                                                              ---------------
                                                                                    9,307,821
                                                                              ---------------
GERMANY--2.0%
BASF AG (Chemicals)                                                  10,800           578,781
Henkel KGaA (Household Products)                                      7,500           585,217
                                                                              ---------------
                                                                                    1,163,998
                                                                              ---------------
IRELAND--3.7%
Allied Irish Banks PLC (Banks)                                       88,700         1,375,588
Bank of Ireland (Banks)                                              54,000           722,325
                                                                              ---------------
                                                                                    2,097,913
                                                                              ---------------
ITALY--4.3%
Telecom Italia Mobil SPA (Wireless
Telecommunications Services)                                        220,000         1,248,950
Unicredito Italiano SPA (Banks)                                     240,600         1,190,030
                                                                              ---------------
                                                                                    2,438,980
                                                                              ---------------
JAPAN--22.4%
Canon (Office Electronics)                                           31,000   $     1,630,758
Denso Corp. (Auto Parts & Equipment)                                 53,500         1,243,219
Fanuc Ltd. (Industrial Equipment)                                    14,700           875,504
Kao Corp. (Consumer Products)                                        22,000           529,344
Matsushita Electric Industrial (Consumer Electronics)                87,000         1,232,908
Mitsubishi Tokyo Financial Group, Inc. (Banks)                           75           693,015

Nippon Telegraph & Telephone (Integrated
Telecommunication Services)                                             255         1,360,093

NTT Docomo, Inc. (Wireless
Telecommunications Services)                                            365           651,160
Rohm Co. Ltd. (Semiconductors)                                        7,200           860,272
SECOM CO., LTD. (Diversified Commercial Services)                    28,000         1,186,039
Shin-Etsu Chemical Co. Ltd. (Chemicals)                              21,800           777,824
SMC Corp. (Industrial Machinery)                                      9,100           982,389
Toyota Motor Corp. (Automobile Manufacturers)                        20,100           812,790
                                                                              ---------------
                                                                                   12,835,315
                                                                              ---------------
NETHERLANDS--2.0%
Royal Dutch Petroleum Co. ADR (Integrated Oil &
Gas)                                                                 10,685           552,094

Wolters Kluwer NV (Publishing)                                       33,000           599,818
                                                                              ---------------
                                                                                    1,151,912
                                                                              ---------------
SINGAPORE--1.9%
Singapore Technologies Engineering Ltd.
(Engineering Services)                                              925,000         1,117,760

SPAIN--4.9%
Banco Bilbao Vizcaya SA (Banks)                                      55,000           735,701
Banco Popular Espanol SA (Banks)                                     10,000           565,512
Telefonica (Integrated Telecommunication Services)(b)                99,700         1,475,733
                                                                              ---------------
                                                                                    2,776,946
                                                                              ---------------
SWEDEN--2.0%
Hennes & Mauritz AB - Series B (Retail)                              25,600           661,600

Svenska Cellulosa AB-Class B (Paper &
Packaging Products)                                                  13,000           494,021
                                                                              ---------------
                                                                                    1,155,621
                                                                              ---------------

                        See Notes to Financial Statements

                                                                  SHARES           VALUE
                                                               ------------   ---------------
SWITZERLAND--11.9%
Credit Suisse Group (Banks)(b)                                       16,500   $       586,462
Givaudan (Specialty Chemicals)                                        1,140           660,144
Nestle ADR (Packaged Foods and Meats)(d)                             17,443         1,162,960
Novartis ADR (Pharmaceuticals)                                       22,976         1,022,432
STMicroelectronics NV (Semiconductors)                               31,100           683,113
Swiss Reinsurance (Reinsurance)                                      11,400           740,727

Swisscom AG (Integrated
Telecommunication Services)                                           2,480           820,064

UBS AG (Banks)                                                       15,990         1,127,091
                                                                              ---------------
                                                                                    6,802,993
                                                                              ---------------

UNITED KINGDOM--19.3%
BP Amoco PLC (Integrated Oil & Gas)                                 233,950         2,065,218
Compass Group PLC (Food Distributors)                               156,000           951,532
Diageo PLC (Beverage)                                                46,800           630,726
GlaxoSmithkline PLC (Pharmaceuticals)                                82,473         1,668,361
HBOS PLC (Banks)                                                     43,000           531,967
Pearson PLC (Publishing)                                             86,924         1,055,671
Prudential PLC (Life & Health Insurance)                            102,000           877,304
Reed International PLC (Publishing)                                  60,300           585,863
Royal Bank of Scotland Group PLC (Banks)                             37,200         1,070,798
Tesco PLC (Food Retail)                                             118,000           569,489

Vodafone ADR (Wireless
Telecommunication Services)                                          46,980         1,038,258
                                                                              ---------------
                                                                                   11,045,187
                                                                              ---------------

TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $48,752,401)                                                      55,858,456
---------------------------------------------------------------------------------------------

                                                                 STANDARD          PAR
                                                                 & POOR'S         VALUE
                                                                  RATING          (000)           VALUE
                                                               ------------   ------------   ---------------
SHORT-TERM INVESTMENTS--2.6%(c)

TIME DEPOSITS--0.9%
Bank of Montreal, 1.20%, 7/23/04                                   A-1+       $        368   $       368,352
Caylon, 1.16%, 7/15/04                                             A-1+                129           128,813
                                                                                             ---------------
                                                                                                     497,165
                                                                                             ---------------

REPURCHASE AGREEMENT--0.6%
Credit Suisse First Boston Corp. (Dated 6/30/04),
1.54%, Due 7/1/04, (Repurchased proceeds $343,515);
Collateralized by $350,370 in various investment
grade corporate bonds and commercial papers with
interest ranges of 2.35% to 8.24% and maturity date
ranges of 6/30/05 to 3/1/43                                                            344           343,500

                                                                                 SHARES
                                                                              ------------
MONEY MARKET MUTUAL FUNDS--1.1%
BGI Prime Money Market Fund                                                        343,500           343,500
Merrimac Cash Fund-Premium Class                                                   291,975           291,975
                                                                                             ---------------
                                                                                                     635,475
                                                                                             ---------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,476,140)                                                                       1,476,140
------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $50,228,541)                                                                $    57,334,596(a)
Other assets and liabilities, net--(0.2)%                                                            (99,278)
                                                                                             ---------------
NET ASSETS--100.0%                                                                           $    57,235,318
                                                                                             ===============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $8,641,628 and gross depreciation of $2,230,541 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $50,923,509.
(b) Non-income producing security.
(c) Represents securities purchased with cash collateral received for securities on loan.
(d) All or a portion of this security was on loan as of June 30, 2004.

                        See Notes to Financial Statements

                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF TOTAL VALUE OF
                           TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

               Banks                                         22.2%
               Integrated Oil & Gas                           7.7
               Integrated Telecommunication Services          7.5
               Pharmaceuticals                                6.5
               Chemicals                                      5.8
               Wireless Telecommunications Services           5.3
               Publishing                                     4.0
               Automobile Manufacturers                       3.6
               Industrial Machinery and Equipment             3.4
               Multi-Line Insurance                           3.4
               Packaged Foods & Meats                         3.1
               Office Electronics                             2.9
               Semiconductors                                 2.8
               Auto Parts & Equipment                         2.2
               Consumer Electronics                           2.2
               Diversified Commercial Services                2.1
               Consumer Products                              2.0
               Engineering Services                           2.0
               Food Retail                                    2.0
               Food Distributors                              1.7
               Reinsurance                                    1.3
               Retail                                         1.2
               Brewers                                        1.1
               Telecommunications Equipment                   1.1
               Household Products                             1.0
               Mining                                         1.0
               Paper & Packaging Products                     0.9
                                                            -----
                                                            100.0%
                                                            =====

                        See Notes to Financial Statements

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS
Investments securities at value
  including $1,429,573 of securities on loan
  (Identified cost $50,228,541)                                          $    57,334,596
Cash                                                                           1,241,704
Receivables:
   Fund shares sold                                                              145,389
   Dividends and interest                                                         45,204
   Tax reclaim                                                                    44,565
Prepaid expenses                                                                  16,522
                                                                         ---------------
    Total assets                                                              58,827,980
                                                                         ---------------
LIABILITIES
Payables
   Unrealized loss on forward foreign currency contracts                              28
   Collateral on securities loaned                                             1,476,140
   Investment advisory fee                                                        51,017
   Distribution and service fees                                                   8,889
   Transfer agent fee                                                             10,954
   Administration fee                                                              5,630
   Financial agent fee                                                             1,422
   Trustees' fee                                                                     912
Accrued expenses                                                                  37,670
                                                                         ---------------
    Total liabilities                                                          1,592,662
                                                                         ---------------
NET ASSETS                                                               $    57,235,318
                                                                         ===============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                         $    74,651,955
Undistributed net investment income                                              463,259
Accumulated net realized loss                                                (24,986,981)
Net unrealized appreciation                                                    7,107,085
                                                                         ---------------
NET ASSETS                                                               $    57,235,318
                                                                         ===============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $10,096,127)                              887,145
Net asset value per share                                                $         11.38
Offering price per share $11.38/(1-5.75%)                                $         12.07

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $278,147)                                  24,603
Net asset value and offering price per share                             $         11.31

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $786,593)                                  69,588
Net asset value and offering price per share                             $         11.30

CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $46,074,451)                            4,031,331
Net asset value and offering price per share                             $         11.43

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                                $     1,139,697
Interest                                                                           2,212
Income from securities loaned, net                                                 2,082
Tax reclaim miscellaneous income                                                  11,049
Foreign taxes withheld                                                          (132,225)
                                                                         ---------------
    Total investment income                                                    1,022,815
                                                                         ---------------
EXPENSES
Investment advisory fee                                                          263,373
Service fees, Class A                                                             12,615
Distribution and service fees, Class B                                             1,138
Distribution and service fees, Class C                                             3,590
Administration                                                                    33,795
Financial agent fee                                                               37,348
Transfer agent fee                                                                33,616
Custodian                                                                         25,350
Registration                                                                      17,007
Professional                                                                      15,003
Trustees                                                                           7,280
Printing                                                                           6,559
Miscellaneous                                                                      8,324
                                                                         ---------------
    Total expenses                                                               464,998
    Less: expenses borne by investment adviser                                   (59,471)
                                                                         ---------------
    Net expenses                                                                 405,527
                                                                         ---------------
NET INVESTMENT INCOME                                                            617,288
                                                                         ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                                  105,492
Net realized loss on foreign currency transactions                               (44,589)
Net change in unrealized appreciation (depreciation) on investments               10,352
Net change in unrealized appreciation (depreciation) on
   foreign currency translation                                                   (4,702)
                                                                         ---------------
NET GAIN ON INVESTMENTS                                                           66,553
                                                                         ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $       683,841
                                                                         ===============

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                   ENDED
                                                                                  6/30/04          YEAR ENDED
                                                                                (UNAUDITED)         12/31/03
                                                                              ---------------    ---------------
FROM OPERATIONS
   Net investment income (loss)                                               $       617,288    $       397,955
   Net realized gain (loss)                                                            60,903         (6,440,756)
   Net change in unrealized appreciation (depreciation)                                 5,650         17,342,192
                                                                              ---------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    683,841         11,299,391
                                                                              ---------------    ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                     (20,853)           (25,007)
   Net investment income, Class B                                                         (74)                --
   Net investment income, Class C                                                        (209)                --
   Net investment income, Class X                                                    (149,449)          (204,039)
                                                                              ---------------    ---------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                         (170,585)          (229,046)
                                                                              ---------------    ---------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (124,216 and 1,170,998 shares, respectively)       1,418,410         11,154,384
   Net asset value of shares issued from reinvestment of distributions
     (1,837 and 2,263 shares, respectively)                                            20,741             24,891
   Cost of shares repurchased (89,362 and 339,778 shares, respectively)            (1,012,440)        (3,169,700)
                                                                              ---------------    ---------------
Total                                                                                 426,711          8,009,575
                                                                              ---------------    ---------------
CLASS B
   Proceeds from sales of shares (11,321 and 14,162 shares, respectively)             128,865            133,689
   Net asset value of shares issued from reinvestment of distributions
     (7 and 0 shares, respectively)                                                        74                 --
   Cost of shares repurchased (471 and 11,367 shares, respectively)                    (5,438)          (105,759)
                                                                              ---------------    ---------------
Total                                                                                 123,501             27,930
                                                                              ---------------    ---------------
CLASS C
   Proceeds from sales of shares (29,537 and 65,781 shares, respectively)             333,717            617,964
   Net asset value of shares issued from reinvestment of distributions
     (18 and 0 shares, respectively)                                                      198                 --
   Cost of shares repurchased (16,517 and 20,284 shares, respectively)               (185,817)          (188,779)
                                                                              ---------------    ---------------
Total                                                                                 148,098            429,185
                                                                              ---------------    ---------------
CLASS X
   Proceeds from sales of shares (729,311 and 1,366,544 shares, respectively)       8,342,966         12,834,307
   Net asset value of shares issued from reinvestment of distributions
     (8,242 and 13,861 shares, respectively)                                           93,459            153,020
   Cost of shares repurchased (333,016 and 3,375,056 shares, respectively)         (3,796,145)       (32,146,995)
                                                                              ---------------    ---------------
Total                                                                               4,640,280        (19,159,668)
                                                                              ---------------    ---------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        5,338,590        (10,692,978)
                                                                              ---------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            5,851,846            377,367

NET ASSETS
   Beginning of period                                                             51,383,472         51,006,105
                                                                              ---------------    ---------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
     $463,259 AND $16,556, RESPECTIVELY]                                      $    57,235,318    $    51,383,472
                                                                              ===============    ===============

                        See Notes to Financial Statements

PHOENIX-KAYNE INTERNATIONAL FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS X
                                         --------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                           6/30/04         --------------------------------------------------------------------
                                         (UNAUDITED)          2003             2002          2001          2000         1999
Net asset value, beginning of period      $   11.31        $    9.01        $   11.32     $   16.15     $   18.47     $   15.51
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                0.13             0.09(4)          0.03          0.04          0.03          0.12
   Net realized and unrealized gain
     (loss) on investments                     0.03             2.26            (2.29)        (4.83)        (1.82)         4.68
                                          ---------        ---------        ---------     ---------     ---------     ---------
      TOTAL FROM INVESTMENT OPERATIONS         0.16             2.35            (2.26)        (4.79)        (1.79)         4.80
                                          ---------        ---------        ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
   From net investment income                 (0.04)           (0.05)           (0.03)        (0.04)        (0.03)        (0.12)
   From net realized gain                        --               --               --            --         (0.50)        (1.72)
   From return of capital                        --               --            (0.02)           --            --            --
                                          ---------        ---------        ---------     ---------     ---------     ---------
      TOTAL DISTRIBUTIONS                     (0.04)           (0.05)           (0.05)        (0.04)        (0.53)        (1.84)
                                          ---------        ---------        ---------     ---------     ---------     ---------
Change in net asset value                      0.12             2.30            (2.31)        (4.83)        (2.32)         2.96
                                          ---------        ---------        ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD            $   11.43        $   11.31        $    9.01     $   11.32     $   16.15     $   18.47
                                          =========        =========        =========     =========     =========     =========
Total return                                   1.39%(2)        26.15%          (20.04)%      (29.72)%       (9.65)%        0.31%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $  46,074        $  41,013        $  50,656     $  56,513     $  51,828     $  40,590

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                          1.40%(1)(3)      1.40%(1)         1.41%         1.38%         1.38%         1.40%(1)
   Net investment income (loss)                2.29%(3)         0.93%            0.49%         0.09%         0.24%         0.63%
Portfolio turnover rate                           9%(2)           49%              65%           88%           35%           57%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating epxenses to average net assets would have been 1.61%, 1.77% and 1.47% for the periods ended June 30, 2004, December 31, 2003 and 1999, respectively.

(2) Not annualized.

(3) Annualized.

(4) Computed using average shares outstanding.

                        See Notes to Financial Statements

                                                                      CLASS A
                                               -------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED               YEAR ENDED        FROM INCEPTION
                                                 6/30/04             DECEMBER 31,         8/30/02 TO
                                               (UNAUDITED)              2003               12/31/02
                                               -----------           ------------       --------------
Net asset value, beginning of period            $   11.27             $    9.01           $    9.45
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       0.11                 (0.03)(6)           (0.03)
  Net realized and unrealized gain (loss)            0.02                  2.32               (0.41)
                                                ---------             ---------           ---------
        TOTAL INCOME (LOSS) FROM
          INVESTMENT OPERATIONS                      0.13                  2.29               (0.44)
                                                ---------             ---------           ---------
LESS DISTRIBUTIONS
  From net investment income                        (0.02)                (0.03)                 --
  From net realized gain                               --                    --                  --
                                                ---------             ---------           ---------
        TOTAL DISTRIBUTIONS                         (0.02)                (0.03)                 --
                                                ---------             ---------           ---------
Change in net asset value                            0.11                  2.26               (0.44)
                                                ---------             ---------           ---------
NET ASSET VALUE, END OF PERIOD                  $   11.38             $   11.27           $    9.01
                                                =========             =========           =========
Total return(1)                                      1.18%(2)             25.56%              (4.76)%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $  10,096             $   9,582           $     153
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.65%(3)(4)           1.65%(4)            1.66%(3)
  Net investment income (loss)                       2.04%(3)             (0.31)%              0.24%(3)
Portfolio turnover rate(3)                              9%(2)                49%                 65%(2)

                                                                      CLASS B
                                              --------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED                YEAR ENDED        FROM INCEPTION
                                                6/30/04              DECEMBER 31,         8/30/02 TO
                                              (UNAUDITED)                2003              12/31/02
                                              -----------            ------------       --------------
Net asset value, beginning of period            $   11.21             $    8.98           $    9.45
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       0.09                 (0.03)(6)           (0.06)
  Net realized and unrealized gain (loss)            0.01                  2.26               (0.41)
                                                ---------             ---------           ---------
        TOTAL INCOME (LOSS) FROM
          INVESTMENT OPERATIONS                      0.10                  2.23               (0.47)
                                                ---------             ---------           ---------
LESS DISTRIBUTIONS
  From net investment income                        (0.00)(7)                --                  --
  From net realized gain                               --                    --                  --
                                                ---------             ---------           ---------
        TOTAL DISTRIBUTIONS                         (0.00)                   --                  --
                                                ---------             ---------           ---------
Change in net asset value                            0.10                  2.23               (0.47)
                                                ---------             ---------           ---------
NET ASSET VALUE, END OF PERIOD                  $   11.31             $   11.21           $    8.98
                                                =========             =========           =========
Total return(1)                                      0.92%(2)             24.83%              (4.97)%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $     278             $     154           $      98
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 2.40%(3)(5)           2.40%(5)            2.41%(3)
  Net investment income (loss)                       1.29%(3)             (0.27)%             (0.51)%(3)
Portfolio turnover rate(3)                              9%(2)                49%                 65%(2)

                                                                       CLASS C
                                              ------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED               YEAR ENDED         FROM INCEPTION
                                                6/30/04              DECEMBER 31,         8/30/02 TO
                                              (UNAUDITED)               2003               12/31/02
                                              -----------            ------------       --------------
Net asset value, beginning of period            $   11.21             $    8.98           $    9.45
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       0.08                 (0.06)(6)           (0.06)
  Net realized and unrealized gain (loss)            0.01                  2.29               (0.41)
                                                ---------             ---------           ---------
        TOTAL INCOME (LOSS) FROM
          INVESTMENT OPERATIONS                      0.09                  2.23               (0.47)
                                                ---------             ---------           ---------
LESS DISTRIBUTIONS
  From net investment income                        (0.00)(7)                --                  --
  From net realized gain                               --                    --                  --
                                                ---------             ---------           ---------
        TOTAL DISTRIBUTIONS                         (0.00)                   --
                                                ---------             ---------           ---------
Change in net asset value                            0.09                  2.23               (0.47)
                                                ---------             ---------           ---------
NET ASSET VALUE, END OF PERIOD                  $   11.30             $   11.21           $    8.98
                                                =========             =========           =========
Total return(1)                                      0.83%(2)             24.83%              (4.97)%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $     787             $     634           $      99
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 2.40%(3)(5)           2.40%(5)            2.41%(3)
  Net investment income (loss)                       1.29%(3)             (0.70)%             (0.51)%(3)
Portfolio turnover rate(3)                              9%(2)                49%                 65%(2)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Not annualized.
(3) Annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.86% and 1.98% for the periods ended June 30, 2004 and December 31, 2003, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.61% and 2.73% for the periods ended June 30, 2004 and December 31, 2003, respectively.
(6) Computed using average shares outstanding.
(7) Amount represents less than $0.01 per share.

                        See Notes to Financial Statements

PHOENIX-KAYNE RISING DIVIDENDS FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2004
                                   (UNAUDITED)

                                                                    SHARES           VALUE
                                                                   --------     ---------------
COMMON STOCKS--96.9%

BANKS--8.5%
Fifth Third Bancorp                                                  76,600     $     4,119,548
Synovus Financial Corp.                                             113,500           2,873,820
Wells Fargo & Co.                                                    98,280           5,624,565
                                                                                ---------------
                                                                                     12,617,933
                                                                                ---------------

COMPUTER HARDWARE--1.7%
International Business Machines Corp.                                29,110           2,566,047

CONSUMER PRODUCTS--2.0%
Sara Lee Corp.                                                      128,300           2,949,617

DATA PROCESSING SERVICES--3.6%
Automatic Data Processing, Inc.                                     126,530           5,299,076

DIVERSIFIED CHEMICALS--3.3%
Air Products & Chemicals, Inc.                                       27,800           1,458,110
E. I. du Pont de Nemours and Co.                                     77,100           3,424,782
                                                                                ---------------
                                                                                      4,882,892
                                                                                ---------------

DIVERSIFIED COMMERCIAL SERVICES--2.1%
Cintas Corp.                                                         64,500           3,074,715

DIVERSIFIED FINANCIAL SERVICES--6.9%
American Express Co.                                                 42,300           2,173,374
Citigroup, Inc.                                                     112,800           5,245,200
State Street Corp.                                                   55,900           2,741,336
                                                                                ---------------
                                                                                     10,159,910
                                                                                ---------------

ELECTRICAL COMPONENTS & EQUIPMENT--3.1%
Emerson Electric Co.                                                 73,000           4,639,150

GENERAL MERCHANDISE STORES--2.5%
Wal-Mart Stores, Inc.                                                69,900           3,687,924

HOME FURNISHINGS--2.3%
Leggett & Platt, Inc.                                               127,100           3,394,841

HOME IMPROVEMENT RETAIL--3.8%
Home Depot, Inc. (The)                                              158,150           5,566,880

HOUSEHOLD PRODUCTS--3.6%
Procter & Gamble Co.                                                 97,700           5,318,788

INDUSTRIAL CONGLOMERATES--5.0%
General Electric Co.                                                226,960     $     7,353,504

INDUSTRY MACHINERY--1.5%
Illinois Tool Works, Inc.                                            23,720           2,274,511

INSURANCE BROKERS--2.2%
Marsh & McLennan Companies, Inc.                                     72,580           3,293,680

INTEGRATED OIL & GAS--5.3%
ConocoPhillips                                                       23,500           1,792,815
Exxon Mobil Corp.                                                   136,140           6,045,977
                                                                                ---------------
                                                                                      7,838,792
                                                                                ---------------

INTEGRATED TELECOMMUNICATION SERVICES--2.5%
SBC Communications, Inc.                                            151,500           3,673,875

MOTORCYCLE MANUFACTURERS--3.5%
Harley-Davidson, Inc.                                                84,600           5,240,124

MULTI-LINE INSURANCE--2.9%
American International Group, Inc.                                   60,200           4,291,056

OFFICE SUPPLIES--2.2%
Avery Dennison Corp.                                                 51,800           3,315,718

PACKAGED FOODS AND MEATS--1.0%
Wm. Wrigley, Jr. Co.                                                 23,520           1,482,936

PHARMACEUTICALS--13.4%
Eli Lilly & Co.                                                      46,900           3,278,779
Johnson & Johnson                                                    99,970           5,568,329
Merck & Co., Inc.                                                    99,710           4,736,225
Pfizer, Inc.                                                        179,400           6,149,832
                                                                                ---------------
                                                                                     19,733,165
                                                                                ---------------

SEMICONDUCTORS--6.0%
Intel Corp.                                                         110,000           3,036,000
Linear Technology Corp.                                             145,600           5,746,832
                                                                                ---------------
                                                                                      8,782,832
                                                                                ---------------

SOFT DRINKS--4.2%
Coca-Cola Co.                                                        66,060           3,334,709
PepsiCo, Inc.                                                        53,600           2,887,968
                                                                                ---------------
                                                                                      6,222,677
                                                                                ---------------

                        See Notes to Financial Statements

                                                                    SHARES           VALUE
                                                                   --------     ---------------
SYSTEMS SOFTWARE--3.8%
Microsoft Corp.                                                     196,580     $     5,614,325
-----------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $130,486,719)                                                      143,274,968
-----------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--96.9%
(IDENTIFIED COST $130,486,719)                                                  $   143,274,968(a)

Other assets and liabilities, net--3.1%                                               4,649,140
                                                                                ---------------
NET ASSETS--100.0%                                                              $   147,924,108
                                                                                ===============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $17,029,009 and gross depreciation of $4,749,494 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $130,995,453.

                        See Notes to Financial Statements

PHOENIX-KAYNE RISING DIVIDENDS FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS
Investments securities at value
  (Identified cost $130,486,719)                            $    143,274,968
Cash                                                               4,091,338
Receivables
  Fund shares sold                                                   485,791
  Dividends                                                          242,583
Prepaid expenses                                                      20,443
                                                            ----------------
    Total assets                                                 148,115,123
                                                            ----------------

LIABILITIES
Payables
  Fund shares repurchased                                              5,047
  Investment advisory fee                                             90,391
  Distribution and service fees                                       37,039
  Transfer agent fee                                                  14,810
  Professional                                                        15,392
  Printing                                                            12,891
  Administration fee                                                   7,606
  Financial agent fee                                                  1,011
  Trustees' fee                                                          908
Accrued expenses                                                       5,920
                                                            ----------------
    Total liabilities                                                191,015
                                                            ----------------
NET ASSETS                                                  $    147,924,108
                                                            ================

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest            $    150,739,974
Undistributed net investment income                                  216,090
Accumulated net realized loss                                    (15,820,205)
Net unrealized appreciation                                       12,788,249
                                                            ----------------
NET ASSETS                                                  $    147,924,108
                                                            ================

CLASS A
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $45,042,404)                 2,833,332
Net asset value per share                                   $          15.90
Offering price per share $15.90/(1-5.75%)                   $          16.87

CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $2,766,224)                    175,730
Net asset value and offering price per share                $          15.74

CLASS C
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $2,452,568)                    155,728
Net asset value and offering price per share                $          15.75

CLASS X
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $97,662,912)                 6,125,734
Net asset value and offering price per share                $          15.94

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                   $      1,190,132
Interest                                                               4,985
Income from securities loaned, net                                     1,044
                                                            ----------------
    Total investment income                                        1,196,161
                                                            ----------------

EXPENSES
Investment advisory fee                                              504,027
Service fees, Class A                                                 46,147
Distribution and service fees, Class B                                10,221
Distribution and service fees, Class C                                10,869
Administration                                                        45,520
Transfer agent                                                        52,425
Financial agent fee                                                   32,015
Registration                                                          18,293
Custodian                                                             16,801
Printing                                                              14,830
Professional                                                          13,997
Trustees                                                               7,278
Miscellaneous                                                          9,361
                                                            ----------------
    Total expenses                                                   781,784
                                                            ----------------
NET INVESTMENT INCOME                                                414,377
                                                            ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments                                   3,035,133
Net change in unrealized appreciation
  (depreciation) on investments                                    1,757,526
                                                            ----------------
NET GAIN ON INVESTMENTS                                            4,792,659
                                                            ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $      5,207,036
                                                            ================

                        See Notes to Financial Statements

PHOENIX-KAYNE RISING DIVIDENDS FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       SIX MONTHS
                                                                                          ENDED
                                                                                         6/30/04            YEAR ENDED
                                                                                       (UNAUDITED)           12/31/03
                                                                                     ---------------      ---------------
FROM OPERATIONS
  Net investment income (loss)                                                       $       414,377      $       469,727
  Net realized gain (loss)                                                                 3,035,133           (3,486,365)
  Net change in unrealized appreciation (depreciation)                                     1,757,526           20,351,108
                                                                                     ---------------      ---------------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          5,207,036           17,334,470
                                                                                     ---------------      ---------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                                            (155,775)             (11,252)
  Net investment income, Class B                                                                  --               (1,267)
  Net investment income, Class C                                                                  --               (1,111)
  Net investment income, Class X                                                            (510,815)            (201,163)
                                                                                     ---------------      ---------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                 (666,590)            (214,793)
                                                                                     ---------------      ---------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (1,027,154 and 1,795,261 shares, respectively)            16,068,014           25,695,166
  Net asset value of shares issued from reinvestment of distributions
    (9,642 and 763 shares, respectively)                                                     153,600               10,818
  Cost of shares repurchased (92,538 and 215,207 shares, respectively)                    (1,450,903)          (3,001,765)
                                                                                     ---------------      ---------------
Total                                                                                     14,770,711           22,704,219
                                                                                     ---------------      ---------------

CLASS B
  Proceeds from sales of shares (79,004 and 98,526 shares, respectively)                   1,232,280            1,380,545
  Net asset value of shares issued from reinvestment of distributions
    (0 and 72 shares, respectively)                                                               --                1,021
  Cost of shares repurchased (16,239 and 11,515 shares, respectively)                       (251,642)            (158,007)
                                                                                     ---------------      ---------------
Total                                                                                        980,638            1,223,559
                                                                                     ---------------      ---------------

CLASS C
  Proceeds from sales of shares (45,055 and 121,194 shares, respectively)                    700,633            1,690,342
  Net asset value of shares issued from reinvestment of distributions
    (0 and 63 shares, respectively)                                                               --                  890
  Cost of shares repurchased (17,692 and 37,218 shares, respectively)                       (271,100)            (497,184)
                                                                                     ---------------      ---------------
Total                                                                                        429,533            1,194,048
                                                                                     ---------------      ---------------

CLASS X
  Proceeds from sales of shares (1,045,404 and 1,250,880 shares, respectively)            16,413,491           16,952,203
  Net asset value of shares issued from reinvestment of distributions
    (18,330 and 9,414 shares, respectively)                                                  292,727              133,675
  Cost of shares repurchased (287,823 and 1,840,544 shares, respectively)                 (4,521,148)         (26,496,577)
                                                                                     ---------------      ---------------
Total                                                                                     12,185,070           (9,410,699)
                                                                                     ---------------      ---------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               28,365,952           15,711,127
                                                                                     ---------------      ---------------
  NET INCREASE (DECREASE) IN NET ASSETS                                                   32,906,398           32,830,804

NET ASSETS
  Beginning of period                                                                    115,017,710           82,186,906
                                                                                     ---------------      ---------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $216,090 AND $468,303, RESPECTIVELY]                                             $   147,924,108      $   115,017,710
                                                                                     ===============      ===============

                        See Notes to Financial Statements

PHOENIX-KAYNE RISING DIVIDENDS FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS X
                                            --------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                            YEAR ENDED DECEMBER 31,
                                              6/30/04      -----------------------------------------------------------------
                                            (UNAUDITED)       2003         2002          2001          2000          1999
Net asset value, beginning of period         $   15.40     $   13.03     $   15.81     $   17.97     $   18.67     $   17.03
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                    0.04          0.07(3)       0.06          0.05          0.06          0.04
  Net realized and unrealized gain (loss)         0.58          2.33         (2.78)        (2.03)        (0.44)         2.71
                                             ---------     ---------     ---------     ---------     ---------     ---------
        TOTAL FROM INVESTMENT OPERATIONS          0.62          2.40         (2.72)        (1.98)        (0.38)         2.75
                                             ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
  From net investment income                     (0.08)        (0.03)        (0.06)        (0.05)        (0.03)        (0.04)
  From net realized gain                            --            --            --         (0.13)        (0.29)        (1.07)
                                             ---------     ---------     ---------     ---------     ---------     ---------
        TOTAL DISTRIBUTIONS                      (0.08)        (0.03)        (0.06)        (0.18)        (0.32)        (1.11)
                                             ---------     ---------     ---------     ---------     ---------     ---------
Change in net asset value                         0.54          2.37         (2.78)        (2.16)        (0.70)         1.64
                                             ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD               $   15.94     $   15.40     $   13.03     $   15.81     $   17.97     $   18.67
                                             =========     =========     =========     =========     =========     =========
Total return                                      4.04%(1)     18.45%       (17.25)%      (11.03)%       (2.00)%       16.33%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $  97,663     $  82,361     $  77,263     $ 104,770     $ 131,252     $ 123,505

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                              1.06%(2)      1.19%         1.04%         0.95%         0.90%         1.03%
  Net investment income (loss)                    0.72%(2)      0.53%         0.42%         0.30%         0.30%         0.28%
Portfolio turnover rate                             10%(1)        26%           26%           32%           42%           33%

(1) Not annualized.
(2) Annualized.
(3) Computed using average shares outstanding.

                        See Notes to Financial Statements

                                                                      CLASS A
                                               -----------------------------------------------------
                                               SIX MONTHS
                                                  ENDED               YEAR ENDED       FROM INCEPTION
                                                 6/30/04             DECEMBER 31,        8/30/02 TO
                                               (UNAUDITED)              2003              12/31/02
                                               -----------           ------------      --------------
Net asset value, beginning of period            $   15.35             $   13.02           $   13.53
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       0.03                  0.05(4)               --
  Net realized and unrealized gain (loss)
    on investments                                   0.58                  2.31               (0.51)
                                                ---------             ---------           ---------
        TOTAL FROM INVESTMENT OPERATIONS             0.61                  2.36               (0.51)
                                                ---------             ---------           ---------

LESS DISTRIBUTIONS
  From net investment income                        (0.06)                (0.03)                 --
  From net realized gain                               --                    --                  --
                                                ---------             ---------           ---------
      TOTAL DISTRIBUTIONS                           (0.06)                (0.03)                 --
                                                ---------             ---------           ---------
Change in net asset value                            0.55                  2.33               (0.51)
                                                ---------             ---------           ---------
NET ASSET VALUE, END OF PERIOD                  $   15.90             $   15.35           $   13.02
                                                =========             =========           =========
Total return(1)                                      4.01%(2)             18.06%              (3.77)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $  45,042             $  28,988           $   4,012

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 1.31%(3)              1.44%               1.29%(3)
  Net investment income (loss)                       0.47%(3)              0.28%               0.17%(3)
Portfolio turnover rate                                10%(2)                26%                 26%(2)

                                                                      CLASS B
                                               -----------------------------------------------------
                                               SIX MONTHS
                                                  ENDED               YEAR ENDED       FROM INCEPTION
                                                 6/30/04             DECEMBER 31,        8/30/02 TO
                                               (UNAUDITED)              2003              12/31/02
                                               -----------           ------------      --------------
Net asset value, beginning of period            $   15.20             $   12.98           $   13.53
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                       0.00(5)              (0.06)(4)           (0.01)
  Net realized and unrealized gain (loss)
    on investments                                   0.54                  2.30               (0.54)
                                                ---------             ---------           ---------
        TOTAL FROM INVESTMENT OPERATIONS             0.54                  2.24               (0.55)
                                                ---------             ---------           ---------

LESS DISTRIBUTIONS
  From net investment income                           --                 (0.02)                 --
  From net realized gain                               --                    --                  --
                                                ---------             ---------           ---------
      TOTAL DISTRIBUTIONS                            0.00                 (0.02)                 --
                                                ---------             ---------           ---------
Change in net asset value                            0.54                  2.22               (0.55)
                                                ---------             ---------           ---------
NET ASSET VALUE, END OF PERIOD                  $   15.74             $   15.20           $   12.98
                                                =========             =========           =========
Total return(1)                                      3.55%(2)             17.29%              (4.07)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $   2,766             $   1,717           $     336

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                 2.06%(3)              2.19%               2.04%(3)
  Net investment income (loss)                      (0.28)%(3)            (0.47)%             (0.58)%(3)
Portfolio turnover rate                                10%(2)                26%                 26%(2)

                                                                      CLASS C
                                               -----------------------------------------------------
                                               SIX MONTHS
                                                  ENDED               YEAR ENDED       FROM INCEPTION
                                                 6/30/04             DECEMBER 31,        8/30/02 TO
                                               (UNAUDITED)              2003              12/31/02
                                               -----------           ------------      --------------
Net asset value, beginning of period            $   15.20             $   12.98           $   13.53
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                      (0.01)                (0.06)(4)           (0.01)
  Net realized and unrealized gain (loss)
    on investments                                   0.56                  2.30               (0.54)
                                                ---------             ---------           ---------
        TOTAL FROM INVESTMENT OPERATIONS             0.55                  2.24               (0.55)
                                                ---------             ---------           ---------

LESS DISTRIBUTIONS
   From net investment income                          --                 (0.02)                 --
   From net realized gain                              --                    --                  --
                                                ---------             ---------           ---------
        TOTAL DISTRIBUTIONS                          0.00                 (0.02)                 --
                                                ---------             ---------           ---------
Change in net asset value                            0.55                  2.22               (0.55)
                                                ---------             ---------           ---------
NET ASSET VALUE, END OF PERIOD                  $   15.75             $   15.20           $   12.98
                                                =========             =========           =========
Total return(1)                                      3.62%(2)             17.24%              (4.07)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $   2,453             $   1,952           $     575

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                2.06%(3)              2.19%               2.04%(3)
   Net investment income (loss)                     (0.28)%(3)            (0.47)%             (0.58)%(3)
Portfolio turnover rate                                10%(2)                26%                 26%(2)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Not annualized.
(3) Annualized.
(4) Computed using average shares outstanding.
(5) Amount represents less than $0.01 per share.

                        See Notes to Financial Statements

PHOENIX-KAYNE SMALL-MID CAP FUND

                    SCHEDULE OF INVESTMENTS AT JUNE 30, 2004
                                  (UNAUDITED)

                                                                   SHARES            VALUE
                                                               --------------   --------------
COMMON STOCKS--99.2%

ADVERTISING--2.9%
Catalina Marketing Corp.(b)(d)                                        275,910   $    5,046,394

AEROSPACE & DEFENSE--1.7%
HEICO Corp.--Class A                                                  213,764        2,982,008

AIR FREIGHT & COURIERS--2.2%
C.H. Robinson Worldwide, Inc.                                          82,400        3,777,216

APPLICATION SOFTWARE--8.2%
FactSet Research Systems, Inc.(d)                                      91,850        4,341,749
Fair, Isaac and Company, Inc.(d)                                      128,085        4,275,477
Jack Henry & Associates, Inc.                                         180,815        3,634,381
Reynolds & Reynolds, Inc.--Class A                                     76,362        1,766,253
                                                                                --------------
                                                                                    14,017,860
                                                                                --------------

BANKS--1.1%
Washington Federal, Inc.                                               81,449        1,954,776

BIOTECHNOLOGY--2.5%
Techne Corp.(b)                                                        98,085        4,261,793

CONSTRUCTION & ENGINEERING--0.9%
Insituform Technologies, Inc.--Class A(b)(d)                           95,480        1,553,460

CONSUMER FINANCE--1.9%
World Acceptance Corp.(b)                                             176,000        3,226,080

DATA PROCESSING SERVICES--5.4%
Arbitron Inc.(b)                                                       63,700        2,326,324
Certegy, Inc.                                                          82,867        3,215,240
Talx Corp.                                                            151,500        3,701,145
                                                                                --------------
                                                                                     9,242,709
                                                                                --------------

DIVERSIFIED COMMERCIAL SERVICES--5.5%
ABM Industries, Inc.                                                  204,530        3,982,199
Cintas Corp.                                                           68,565        3,268,494
Equifax, Inc.                                                          88,385        2,187,529
                                                                                --------------
                                                                                     9,438,222
                                                                                --------------

DIVERSIFIED FINANCIAL SERVICES--1.8%
Eaton Vance Corp.                                                      80,004        3,056,953

FOOD--DIVERSIFIED--0.7%
American Italian Pasta Co.--Class A(d)                                 40,000   $    1,219,200

HEALTH CARE DISTRIBUTORS & SERVICES--3.8%
ICU Medical, Inc.(b)(d)                                               100,000        3,353,000
IMS Health, Inc.                                                      135,965        3,187,020
                                                                                --------------
                                                                                     6,540,020
                                                                                --------------

HEALTH CARE EQUIPMENT--2.0%
Diagnostic Products Corp.                                              79,000        3,471,260

HOUSEHOLD PRODUCTS--1.9%
Lancaster Colony Corp.                                                 77,300        3,218,772

INDUSTRIAL CONGLOMERATES--2.6%
Teleflex, Inc.                                                         87,410        4,383,611

INDUSTRIAL MACHINERY--1.9%
Donaldson Co., Inc.                                                   110,200        3,228,860

INSTRUMENTS--SCIENTIFIC--2.1%
Mettler-Toledo International(b)                                        75,000        3,685,500

INSURANCE BROKERS--3.6%
Brown & Brown, Inc.(d)                                                107,000        4,611,700
Stancorp Financial Group, Inc.                                         24,000        1,608,000
                                                                                --------------
                                                                                     6,219,700
                                                                                --------------

LEISURE PRODUCTS--2.6%
Polaris Industries, Inc.                                               94,000        4,512,000

MANAGED HEALTH CARE--1.4%
First Health Group Corp.(b)(d)                                        153,200        2,391,452

NETWORKING EQUIPMENT--1.9%
Black Box Corp.                                                        67,995        3,213,444

OFFICE ELECTRONICS--4.4%
Inter-Tel, Inc.                                                       139,600        3,485,812
Zebra Technologies Corp.                                               46,200        4,019,400
                                                                                --------------
                                                                                     7,505,212
                                                                                --------------

OIL & GAS EQUIPMENT & SERVICES--1.3%
World Fuel Services Corp.                                              49,500        2,231,460

OIL & GAS EXPLORATION & PRODUCTION--2.3%
Patina Oil & Gas Corp.                                                133,500        3,987,645

                        See Notes to Financial Statements

                                                                   SHARES            VALUE
                                                               --------------   --------------
PAPER PACKAGING--1.8%
Bemis Co.                                                             110,944   $    3,134,168

PHARMACEUTICALS--2.1%
Medicis Pharmaceutical Corp.--Class A                                  90,600        3,619,470

PROPERTY & CASUALTY INSURANCE--3.6%
Cincinnati Financial Corp.                                             69,357        3,018,417
Direct General Corp.(d)                                                94,000        3,032,440
                                                                                --------------
                                                                                     6,050,857
                                                                                --------------

REINSURANCE--3.4%
Reinsurance Group of America, Inc.                                    143,100        5,817,015

RETAIL--3.0%
99 Cents Only Stores, Inc.(b)(d)                                      343,000        5,230,750

SEMICONDUCTORS--2.9%
Microchip Technology, Inc.                                            159,000        5,014,860

SPECIALTY CHEMICALS--4.1%
Balchem Corp.                                                          23,900          657,250
Cabot Microelectronics Corp.(b)(d)                                    119,650        3,662,486
Valspar Corp.                                                          54,520        2,749,989
                                                                                --------------
                                                                                     7,069,725
                                                                                --------------

SPECIALTY STORES--10.7%
Copart, Inc.(b)(d)                                                    231,000        6,167,700
Regis Corp.                                                           117,000        5,217,030
Rent-A-Center, Inc.                                                   236,250        7,070,962
                                                                                --------------
                                                                                    18,455,692
                                                                                --------------

WATER--1.0%
Consolidated Water Co., Ltd.                                           64,500        1,678,290

TOTAL COMMON STOCKS
(IDENTIFIED COST $138,546,001)                                                     170,436,434

                                                    STANDARD         PAR
                                                    & POOR'S        VALUE
                                                     RATING         (000)            VALUE
                                                    --------   --------------   --------------
SHORT-TERM INVESTMENTS--19.2%(c)

TIME DEPOSITS--6.5%
Bank of Montreal, 1.20%, 7/23/04                        A-1+   $        8,210   $    8,210,450
Caylon, 1.16%, 7/15/04                                  A-1+            2,871        2,871,187
                                                                                --------------
                                                                                    11,081,637
                                                                                --------------

REPURCHASE AGREEMENT--4.5%
Credit Suisse First Boston Corp.
(Dated 6/30/04), 1.54%, Due 7/1/04,
(Repurchased proceeds $7,656,823);
Collateralized by $7,809,630 in various
investment grade corporate bonds and
commercial papers with interest ranges of
2.35% to 8.24% and maturity date ranges
of 6/30/05 to 3/1/43                                                    7,657        7,656,500

MONEY MARKET MUTUAL FUNDS--8.2%
BGI Prime Money Market Fund                                         7,656,500        7,656,500
Merrimac Cash Fund--Premium Class                                   6,508,025        6,508,025
                                                                                --------------
                                                                                    14,164,525
                                                                                --------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $32,902,662)                                                       32,902,662

TOTAL INVESTMENTS--118.4%
(IDENTIFIED COST $171,448,663)                                                  $  203,339,096(a)
Other assets and liabilities, net--(18.4)%                                         (31,587,277)
                                                                                --------------
NET ASSETS--100.0%                                                              $  171,751,819
                                                                                ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $40,742,139 and gross depreciation of $8,851,706 for federal income tax purposes. At June 30, 2004, the aggregate cost of securities for federal income tax purposes was $171,448,663.
(b) Non-income producing security.
(c) Represents securities purchased with cash collateral received for securities on loan.
(d) All or a portion of this security was on loan as of June 30, 2004.

                        See Notes to Financial Statements

PHOENIX-KAYNE SMALL-MID CAP FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004
                                   (UNAUDITED)

ASSETS
Investments securities at value
  including $31,524,355 of securities on loan
  (Identified cost $171,448,663)                                                   $  203,339,096
Cash                                                                                      404,920
Receivables
   Securities sold                                                                      1,079,313
   Fund shares sold                                                                     1,066,831
   Dividends and interest                                                                 126,406
   Securities loan earnings                                                                 9,570
Prepaid expenses                                                                           20,523
                                                                                   --------------
    Total assets                                                                      206,046,659
                                                                                   --------------
LIABILITIES
Payables
   Securities purchased                                                                   991,985
   Fund shares repurchased                                                                142,547
   Collateral on securities loaned                                                     32,902,662
   Investment advisory fee                                                                117,585
   Distribution and service fees                                                           80,077
   Transfer agent fee                                                                      10,888
   Administration fee                                                                       7,784
   Financial agent fee                                                                      2,154
   Trustees' fee                                                                              909
Accrued expenses                                                                           38,249
                                                                                   --------------
    Total liabilities                                                                  34,294,840
                                                                                   --------------
NET ASSETS                                                                         $  171,751,819
                                                                                   ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                                   $  155,207,458
Accumulated net investment loss                                                          (440,048)
Accumulated net realized loss                                                         (14,906,024)
Net unrealized appreciation                                                            31,890,433
                                                                                   --------------
NET ASSETS                                                                         $  171,751,819
                                                                                   ==============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $58,815,557)                                     3,131,613
Net asset value per share                                                          $        18.78
Offering price per share $18.78/(1-5.75%)                                          $        19.93

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $2,894,918)                                        156,245
Net asset value and offering price per share                                       $        18.53

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $16,445,591)                                       886,638
Net asset value and offering price per share                                       $        18.55

CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $93,595,753)                                     4,961,201
Net asset value and offering price per share                                       $        18.87

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2004
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                                          $      637,003
Interest                                                                                    3,029
Income from securities loaned, net                                                         22,905
                                                                                   --------------
    Total investment income                                                               662,937
                                                                                   --------------
EXPENSES

Investment advisory fee                                                                   701,314
Service fees, Class A                                                                      61,815
Distribution and service fees, Class B                                                     13,871
Distribution and service fees, Class C                                                     73,952
Administration                                                                             47,079
Transfer agent fee                                                                         78,540
Financial agent fee                                                                        33,224
Printing                                                                                   22,847
Custodian                                                                                  20,627
Registration                                                                               18,438
Professional                                                                               13,515
Trustees                                                                                    7,278
Miscellaneous                                                                              10,485
                                                                                   --------------
    Total expenses                                                                      1,102,985
                                                                                   --------------
NET INVESTMENT LOSS                                                                      (440,048)
                                                                                   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                                        (1,979,687)
Net change in unrealized appreciation (depreciation) on
  investments                                                                           8,399,718
                                                                                   --------------
NET GAIN ON INVESTMENTS                                                                 6,420,031
                                                                                   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    5,979,983
                                                                                   ==============

                        See Notes to Financial Statements

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    SIX MONTHS
                                                                                       ENDED
                                                                                      6/30/04         YEAR ENDED
                                                                                    (UNAUDITED)        12/31/03
                                                                                  --------------    --------------
FROM OPERATIONS
   Net investment income (loss)                                                   $     (440,048)   $     (541,203)
   Net realized gain (loss)                                                           (1,979,687)       (4,057,120)
   Net change in unrealized appreciation (depreciation)                                8,399,718        35,896,645
                                                                                  --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     5,979,983        31,298,322
                                                                                  --------------    --------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,152,152 and 2,365,960 shares, respectively)       21,199,335        38,107,253
   Cost of shares repurchased (209,565 and 322,337 shares, respectively)              (3,846,834)       (5,285,348)
                                                                                  --------------    --------------
Total                                                                                 17,352,501        32,821,905
                                                                                  --------------    --------------
CLASS B
   Proceeds from sales of shares (25,491 and 124,511 shares, respectively)               464,224         1,925,053
   Cost of shares repurchased (20,232 and 17,313 shares, respectively)                  (362,035)         (278,692)
                                                                                  --------------    --------------
Total                                                                                    102,189         1,646,361
                                                                                  --------------    --------------
CLASS C
   Proceeds from sales of shares (263,239 and 699,943 shares, respectively)            4,793,367        10,745,910
   Cost of shares repurchased (76,405 and 40,105 shares, respectively)                (1,389,133)         (621,347)
                                                                                  --------------    --------------
Total                                                                                  3,404,234        10,124,563
                                                                                  --------------    --------------
CLASS X
   Proceeds from sales of shares (420,794 and 1,716,610 shares, respectively)          7,763,144        25,334,280
   Cost of shares repurchased (1,141,522 and 2,874,955 shares, respectively)         (21,049,317)      (44,421,603)
                                                                                  --------------    --------------
Total                                                                                (13,286,173)      (19,087,323)
                                                                                  --------------    --------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                           7,572,751        25,505,506
                                                                                  --------------    --------------
   NET INCREASE (DECREASE) IN NET ASSETS                                              13,552,734        56,803,828
NET ASSETS
   Beginning of period                                                               158,199,085       101,395,257
                                                                                  --------------    --------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF $(440,048)
     AND $0, RESPECTIVELY]                                                        $  171,751,819    $  158,199,085
                                                                                  ==============    ==============

                        See Notes to Financial Statements

PHOENIX-KAYNE SMALL-MID CAP FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS X
                                            -----------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                                 YEAR ENDED DECEMBER 31,
                                              6/30/04        ------------------------------------------------------------------
                                            (UNAUDITED)         2003            2002          2001          2000        1999
Net asset value, beginning of period        $    18.17       $    14.34      $    17.70    $    17.19    $    14.82  $    15.04
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                  (0.04)           (0.05)(4)       (0.06)        (0.01)         0.04        0.07
   Net realized and unrealized gain (loss)        0.74             3.88           (3.30)         1.15          3.54        0.47
                                            ----------       ----------      ----------    ----------    ----------  ----------
      TOTAL FROM INVESTMENT OPERATIONS            0.70             3.83           (3.36)         1.14          3.58        0.54
                                            ----------       ----------      ----------    ----------    ----------  ----------
LESS DISTRIBUTIONS
   From net investment income                       --               --              --         (0.01)        (0.04)      (0.07)
   From net realized gain                           --               --              --         (0.62)        (1.17)      (0.69)
   From paid-in capital                             --               --              --            --            --          --
                                            ----------       ----------      ----------    ----------    ----------  ----------
      TOTAL DISTRIBUTIONS                           --               --              --         (0.63)        (1.21)      (0.76)
                                            ----------       ----------      ----------    ----------    ----------  ----------
Change in net asset value                         0.70             3.83           (3.36)         0.51          2.37       (0.22)
                                            ----------       ----------      ----------    ----------    ----------  ----------
NET ASSET VALUE, END OF PERIOD              $    18.87       $    18.17      $    14.34    $    17.70    $    17.19  $    14.82
                                            ==========       ==========      ==========    ==========    ==========  ==========
Total return                                      3.80%(2)        26.71%         (18.98)%        6.40%        24.77%       3.64%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $   93,596       $  103,269      $   98,112    $   95,138    $   42,560  $   46,997

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                             1.16%(3)         1.26%           1.22%         1.17%         1.29%       1.30%(1)
   Net investment income (loss)                  (0.35)%(3)       (0.35)%         (0.38)%       (0.14)%        0.26%       0.53%
Portfolio turnover rate                              9%(2)           17%             16%           17%           50%         50%

(1) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.34% for the period ended December 31, 1999.
(2) Not annualized.
(3) Annualized.
(4) Computed using average shares outstanding.

                        See Notes to Financial Statements

                                                        CLASS A                                        CLASS B
                                     ---------------------------------------------  ----------------------------------------------
                                     SIX MONTHS                                      SIX MONTHS
                                        ENDED         YEAR ENDED     FROM INCEPTION     ENDED        YEAR ENDED     FROM INCEPTION
                                       6/30/04       DECEMBER 31,      8/30/02 TO     6/30/04       DECEMBER 31,      8/30/02 TO
                                     (UNAUDITED)         2003           12/31/02     (UNAUDITED)        2003           12/31/02
                                     ----------      ------------    --------------  -----------    ------------    --------------
Net asset value, beginning of period $    18.12       $    14.34     $    15.29      $    17.94      $    14.30     $    15.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)           (0.05)           (0.09)(4)      (0.02)          (0.12)          (0.20)(4)      (0.02)
   Net realized and unrealized gain
      (loss) on investments                0.71             3.87          (0.93)           0.71            3.84          (0.97)
                                     ----------       ----------     ----------      ----------      ----------     ----------
      TOTAL INCOME (LOSS) FROM
         INVESTMENT OPERATIONS             0.66             3.78          (0.95)           0.59            3.64          (0.99)
                                     ----------       ----------     ----------      ----------      ----------     ----------
LESS DISTRIBUTIONS
   From net investment income                --               --             --              --              --             --
   From net realized gain                    --               --             --              --              --             --
                                     ----------       ----------     ----------      ----------      ----------     ----------
      TOTAL DISTRIBUTIONS                    --               --             --              --              --             --
                                     ----------       ----------     ----------      ----------      ----------     ----------
Change in net asset value                  0.66             3.78          (0.95)           0.59            3.64          (0.99)
                                     ----------       ----------     ----------      ----------      ----------     ----------
NET ASSET VALUE, END OF PERIOD       $    18.78       $    18.12     $    14.34      $    18.53      $    17.94     $    14.30
                                     ==========       ==========     ==========      ==========      ==========     ==========
Total return(1)                            3.64%(2)        26.36%         (6.21)%(2)       3.29%(2)       25.45%         (6.47)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                        $   58,816       $   39,656     $    2,086      $    2,895      $    2,709     $      626

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                      1.41%(3)         1.51%          1.47%(3)        2.16%(3)        2.26%          2.22%(3)
   Net investment income (loss)           (0.60)%(3)       (0.60)%        (0.62)%(3)      (1.35)%(3)     (1.35)%        (1.37)%(3)
Portfolio turnover rate                       9%(2)           17%            16%(2)           9%(2)          17%            16%(2)

                                                           CLASS C
                                       ----------------------------------------------
                                       SIX MONTHS
                                          ENDED         YEAR ENDED     FROM INCEPTION
                                         6/30/04       DECEMBER 31,      8/30/02 TO
                                       (UNAUDITED)         2003           12/31/02
                                       -----------     ------------    --------------
Net asset value, beginning of period   $    17.96       $    14.31       $    15.29
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)             (0.11)           (0.20)(4)        (0.03)
   Net realized and unrealized gain
     (loss) on investments                   0.70             3.85            (0.95)
                                       ----------       ----------       ----------
      TOTAL INCOME (LOSS) FROM
         INVESTMENT OPERATIONS               0.59             3.65            (0.98)
                                       ----------       ----------       ----------
LESS DISTRIBUTIONS
   From net investment income                  --               --               --
   From net realized gain                      --               --               --
                                       ----------       ----------       ----------
      TOTAL DISTRIBUTIONS                      --               --               --
                                       ----------       ----------       ----------
Change in net asset value                    0.59             3.65            (0.98)
                                       ----------       ----------       ----------
NET ASSET VALUE, END OF PERIOD         $    18.55       $    17.96       $    14.31
                                       ==========       ==========       ==========
Total return(1)                              3.29%(2)        25.59%           (6.47)%(2)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)  $   16,446       $   12,565       $      572

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                        2.16%(3)         2.26%            2.22%(3)
   Net investment income (loss)             (1.35)%(3)       (1.35)%          (1.37)%(3)
Portfolio turnover rate                         9%(2)           17%              16%(2)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Not annualized.
(3) Annualized.
(4) Computed using average shares outstanding.

                        See Notes to Financial Statements

PHOENIX-KAYNE FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2004 (UNAUDITED)

1. ORGANIZATION

   Phoenix-Kayne Funds (the "Trust") was organized as a Delaware business trust on May 29, 1996 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust currently consists of five separate series: California Intermediate Tax-Free Bond Fund, Intermediate Total Return Bond Fund, International Fund, Rising Dividends Fund and Small-Mid Cap Fund (each a "Fund" and collectively the "Funds").

   The California Intermediate Tax-Free Bond Fund is a non-diversified fund and seeks current income exempt from federal and California state personal income tax. The Intermediate Total Return Bond Fund is a diversified fund and seeks to obtain maximum total return, primarily through current income, with capital appreciation as a secondary consideration. The International Fund is a diversified fund and seeks long-term capital appreciation, with dividend income as a secondary consideration. The Rising Dividends Fund is a diversified fund and seeks long-term capital appreciation, with dividend income as a secondary consideration. The Small-Mid Cap Fund is a diversified fund and seeks long-term capital appreciation, with dividend income as a secondary consideration.

   The Trust offers Class X shares on each Fund. Additionally, the Trust offers three additional classes of shares, Class A, Class B and Class C shares on Rising Dividends Fund, Small-Mid Cap Fund and International Fund. Class X shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of each class of shares, except that each class of a Fund bears distribution expenses unique to that class of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.

   Under certain circumstances, certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable based upon their current interpretations of the tax rules and regulations that exist in the markets in which they invest.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each series on the ex-dividend date and all distributions are reinvested into the Fund. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. SECURITIES LENDING TRANSACTIONS:

   The Funds loan securities to qualified brokers through an agreement with Investors Bank & Trust Company (the "Custodian"). Under the terms of the agreement, the Funds receive collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in time deposits, repurchase agreements and money market mutual funds. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Funds net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

G. FORWARD CURRENCY CONTRACTS:

   The International Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparts, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

H. EXPENSES:

   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

I. REPURCHASE AGREEMENTS:

   A repurchase agreement is a transaction where a series acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The series, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the series in the event of default by the seller. If the seller defaults and the value of the collateral declines or, if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

J. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries at risk listed in the Schedule of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which greatest percentage of company revenue is generated.

3. INVESTMENT ADVISORY FEES AND RELATED PARTY TRANSACTIONS

   The Adviser, Kayne Anderson Rudnick Investment Management, LLC provides the Funds with investment management services under an Investment Advisory Agreement (the "Agreement"). The majority interest of the Adviser is owned by Phoenix Investment Partners, Ltd. ("PXP"). PXP is the investment management subsidiary of The Phoenix Companies, Inc. ("PNX"). The Adviser furnishes all investment advice, office space and certain administrative services, and provides personnel as needed by the Funds. As compensation for its services, the Adviser is entitled to a monthly fee at the following annual rates:

California Intermediate Tax-Free Bond Fund          0.50%
Intermediate Total Return Bond Fund                 0.50%
International Fund                                  0.95%
Rising Dividends Fund                               0.75%
Small-Mid Cap Fund                                  0.85%

   For the six months ended June 30, 2004, the Funds incurred the following advisory fees:

California Intermediate Tax-Free Bond Fund      $  92,940
Intermediate Total Return Bond Fund               121,195
International Fund                                263,373
Rising Dividends Fund                             504,027
Small-Mid Cap Fund                                701,314

   The Funds are responsible for their own operating expenses. The Adviser has agreed to limit each Fund's total operating expenses by reducing all or a portion of its fees and reimbursing each Fund for expenses, excluding interest, so that their ratio of expenses to average net assets will not exceed the following levels:

                                           CLASS X   CLASS A    CLASS B    CLASS C
                                           -------   -------    -------    -------
California Intermediate Tax-Free
   Bond Fund                                  0.75%      N/A        N/A        N/A
Intermediate Total Return Bond
   Fund                                       0.95       N/A        N/A        N/A
International Fund                            1.40      1.65%      2.40%      2.40%
Rising Dividends Fund                         1.20      1.45       2.20       2.20
Small-Mid Cap Fund                            1.30      1.55       2.30       2.30

   Any fee waived and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, provided the aggregate amount of the Fund's current operating expense for such fiscal year does not exceed the applicable limitation on Fund expenses. For the six months ended June 30, 2004, the Adviser waived fees and paid expenses of $39,144, and $59,471 for the California Intermediate Tax-Free Bond Fund and International Fund, respectively.

   The Management Agreement permits the Adviser to seek reimbursement of any reductions made to its management fee within the three-year period following such reduction, subject to a Fund's ability to effect such reimbursement and remain in compliance with applicable expense limitations.

   At June 30, 2004, the amount available for reimbursement that has been paid and/or waived by the Adviser on behalf of the Funds is as follows:

California Intermediate Tax-Free Bond Fund      $ 246,620
International Fund                                221,985

   For the six months ended June 30, 2004, the amounts recouped by the adviser from the Funds are as follows:

California Intermediate Tax-Free Bond Fund      $     789
International Fund                                  6,446

   At June 30, 2004, the Adviser may recapture a portion of the above amounts no later than the dates as stated below:

                                                        DECEMBER 31,
                                          ----------------------------------------
FUNDS                                       2004      2005       2006       2007
-----                                     --------  --------   --------   --------
California Intermediate
   Tax-Free Bond Fund                     $ 30,868  $ 75,806   $100,802   $ 39,144
International Fund                              --        --    162,514     59,471

   Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement. Any such reimbursement is also contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

   U.S. Bancorp Fund Services, L.L.C. (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and auditors; coordinates the preparation and payment of Funds' expenses and reviews the Funds' expense accruals. For its services, each Fund pays the Administrator an annual fee equal to 0.075% of the first $40 million of the average daily net assets, 0.050% of the next $40 million, 0.025% of the next $40 million, and 0.010% thereafter, subject to a minimum annual fee.

   As Distributor of the Trust's shares, Phoenix Equity Planning Corporation, ("PEPCO") an indirect, wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the six months ended June 30, 2004 as follows:

                          CLASS A       CLASS B         CLASS C
                        NET SELLING    DEFERRED        DEFERRED
                        COMMISSIONS  SALES CHARGES  SALES CHARGES
                       ------------  -------------  -------------
International Fund     $        319  $         --   $       1,448
Rising Dividends Fund         3,339         2,785             459
Small-Mid Cap Fund            7,757         4,007           4,389

   In addition to these amounts, for the period of January 1 through May 31, 2004, the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions. On May 31, 2004, W.S. Griffith Securities, Inc. was sold to Linsco/Private ledger, an independent broker/dealer and is no longer a subsidiary of PNX.

International Fund                               $    124
Rising Dividends Fund                                 889
Small-Mid Cap Fund                                  1,348

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   The International, Rising Dividends and Small-Mid Cap Funds pay PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares applied to the daily average net assets of each respective class. The distributor has advised the Trust that the total amount expensed for the six months ended June 30, 2004 is as follows:

                                                 DISTRIBUTION AND/OR   DISTRIBUTION AND/OR
                           DISTRIBUTION AND/OR       SERVICE FEES          SERVICE FEES
                              SERVICE FEES              PAID TO              PAID TO
                               RETAINED BY           UNAFFILIATED         W.S. GRIFFITH
                               DISTRIBUTOR           PARTICIPANTS        SECURITIES, INC.
                           -------------------   -------------------   -------------------
International Fund            $     16,656           $        676          $         11
Rising Dividends Fund               29,045                 37,489                   703
Small-Mid Cap Fund                  99,761                 49,232                   645

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 2004, transfer agent fees were $179,367 as reported in the Statements of Operations, of which PEPCO retained the following:

                                             TRANSFER AGENT FEE
                                               RETAINED (PAID)
                                             ------------------
California Intermediate Tax-Free Bond Fund      $    (2,437)
Intermediate Total Return Bond Fund                  (2,437)
International Fund                                   (9,514)
Rising Dividends Fund                                (1,473)
Small-Mid Cap Fund                                   15,007

   At June 30, 2004, PNX and its affiliates and the retirement plans of PNX and its affiliates held Phoenix-Kayne Fund shares which aggregated the following:

                                                          AGGREGATE
                                                          NET ASSET
                                             SHARES         VALUE
                                          ------------  ------------
International Fund
--Class B                                       10,585  $    119,715
--Class C                                       10,585       119,609
Rising Dividends Fund
--Class A                                    1,510,206    24,012,275
--Class B                                        7,403       116,524
--Class C                                        7,399       116,541
Small-Mid Cap Fund
--Class A                                    1,363,544    25,607,356
--Class B                                        6,540       121,190

4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2004, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, were as follows:

FUND                                                   PURCHASES         SALES
----                                                --------------  --------------
California Intermediate Tax-Free Bond Fund          $    9,363,841  $   11,159,931
Intermediate Total Return Bond Fund                      8,269,860       4,870,425
International Fund                                       9,484,680       4,972,474
Rising Dividends Fund                                   37,285,451      12,667,520
Small-Mid Cap Fund                                      25,572,445      14,986,497

   The Intermediate Total Return Bond Fund purchased $13,624,872 and sold $10,309,343 in U.S. Government securities. There were no purchases or sales of U.S. Government securities by California Intermediate Tax-Free Bond Fund, International Fund, Rising Dividends Fund and Small-Mid Cap Fund.

5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   Certain funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

   The California Intermediate Tax-Free Bond Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities, than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

6. PORTFOLIO SECURITIES LOANED AND CURRENCY CONTRACTS

   As of June 30, 2004, the following Funds loaned common stocks and received the following collateral for the loans:

                                                      FAIR VALUE     COLLATERAL VALUE
                                                    --------------   ----------------
International Fund                                  $    1,429,573   $      1,476,140
Small-Mid Cap Fund                                      31,524,355         32,902,662

   At June 30, 2004, the International Fund held the following foreign currency exchange contracts:

                                                                             NET
                                              SETTLEMENT                   UNREALIZED
CONTRACT TO RECEIVE      IN EXCHANGE FOR         DATE          VALUE      DEPRECIATION
-------------------      ---------------     ------------    ----------   ------------
Japanese Yen                US$32,681           07/02/03     $  (32,710)    $     (28)
  3,575,339

7. OTHER

   As of June 30, 2004, the Funds had individual shareholders and omnibus shareholder accounts (which are comprised of several individual shareholders) which individually amounted to more than 10% of total shares outstanding as detailed below. None of the accounts are affiliated with PNX. In addition, affiliate holdings are presented in the table located within Note 3.

California Intermediate Tax-Free Bond Fund      1 Omnibus Account     10.92%
                                                2 shareholders        59.48%
Intermediate Total Return Bond Fund             2 Omnibus Accounts    35.75%
International Fund                              2 Omnibus Accounts    32.53%
Rising Dividends Fund                           1 Shareholder         11.64%
Small-Mid Cap                                   1 Shareholder         12.61%

8. TAX MATTERS

   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                      INTERNATIONAL    RISING DIVIDENDS    SMALL-MID CAP
EXPIRATION DATE            FUND              FUND              FUND
---------------       -------------    ----------------    -------------
2006                             --                --      $  5,032,416*
2009                   $  2,522,232      $  2,968,666         1,242,993
2010                     14,384,915        10,373,748           826,352
2011                      7,167,821         4,873,757         5,824,576
                       ------------      ------------      ------------
   Total                 24,074,968        18,216,171        12,926,337
                       ============      ============      ============

* UTILIZATION OF THIS CAPITAL LOSS CARRYFORWARD WHICH AROSE IN CONNECTION WITH THE TAX-FREE REORGANIZATION WITH SEFTON SMALL COMPANY VALUE FUND IS LIMITED BY FEDERAL INCOME TAX REGULATIONS TO $5,032,416.

   The Funds may not realize the benefit of these losses to the extent a Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

9. PROXY VOTING PROCEDURES

   The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

PHOENIX-KAYNE FUNDS
FUND MANAGEMENT (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

                              INDEPENDENT TRUSTEES

                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                  FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
       NAME, (AGE), AND             LENGTH OF     OVERSEEN BY                   DURING PAST 5 YEARS AND
            ADDRESS                TIME SERVED      TRUSTEE               OTHER DIRECTORSHIPS HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway                  Served since        35         Chairman, Rittenhouse Advisors, LLC (consulting firm) since
Rittenhouse Advisors, LLC         November 2002.                 2001. Trustee/Director, Realty Foundation of New York
101 Park Avenue                                                  (1972-present), Josiah Macy, Jr., Foundation (1975-present),
New York, NY 10178                                               Pace University (1978-present), New York Housing Partnership
DOB: 8/2/29                                                      Development Corp. (Chairman) (1981-present), Greater New
                                                                 York Councils, Boy Scouts of America (1985-present), Academy of Political Science (Vice Chairman) (1985-present), Urstadt
                                                                 Biddle Property Corp. (1989-present). Chairman, Metropolitan
                                                                 Transportation Authority (1992-2001). Director, Trism, Inc.
                                                                 (1994-2001), Consolidated Edison Company of New York, Inc.
                                                                 (1970-2002), Atlantic Mutual Insurance Company (1974-2002),
                                                                 Centennial Insurance Company (1974-2002), Union Pacific
                                                                 Corp. (1978-2002), Blackrock Freddie Mac Mortgage Securities
                                                                 Fund (Advisory Director) (1990-2002), Accuhealth
                                                                 (1994-2002). The Harlem Youth Development Foundation
                                                                 (1998-2002).

Harry Dalzell-Payne               Served since        35         Currently retired.
The Flat, Elmore Court            November 2002.
Elmore, GL05, GL2 3NT U.K.
DOB: 8/9/29

Geraldine M. McNamara             Served since        35         Managing Director, U.S. Trust Company of New York (private
United States Trust Company of NY November 2002.                 bank) (1982-present).
114 West 47th Street
New York, NY 10036
DOB: 4/17/51

Everett L. Morris                 Served since        35         Currently retired. Vice President, W.H. Reaves and Company
W.H. Reaves and Company           November 2002.                 (investment management) (1993-2003).
10 Exchange Place
Jersey City, NJ 07302
DOB: 5/6/28

                     INTERESTED TRUSTEE

The individual listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                                   NUMBER OF
                                                 PORTFOLIOS IN
                                                  FUND COMPLEX                   PRINCIPAL OCCUPATION(S)
  NAME, (AGE), ADDRESS AND          LENGTH OF     OVERSEEN BY                   DURING PAST 5 YEARS AND
   POSITION(S) WITH TRUST          TIME SERVED      TRUSTEE               OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------
*Philip R. McLoughlin             Served since        71         Consultant, Phoenix Investment Partners Ltd. (2002-present).
56 Prospect Street                November 2002.                 Director, PXRE Corporation (Delaware) (1985-present), World
Hartford, CT 06115-0480                                          Trust Fund (1991-present). Chairman (1997-2002), Director
DOB: 10/23/46                                                    (1995-2002), Vice Chairman (1995-1997) and Chief Executive
                                                                 Officer (1995-2002), Phoenix Investment Partners, Ltd.
Chairman                                                         Director and Executive Vice President, The Phoenix
                                                                 Companies, Inc. (2001-2002). Director (1994-2002) and
                                                                 Executive Vice President, Investments (1987-2002), Phoenix
                                                                 Life Insurance Company. Director (1983-2002) and Chairman
                                                                 (1995-2002), Phoenix Investment Counsel, Inc. Director
                                                                 (1984-2002) and President (1990-2000), Phoenix Equity
                                                                 Planning Corporation. Chairman and President, Phoenix/Zweig
                                                                 Advisers LLC (2001-2002). Director (2001-2002) and President
                                                                 (April 2002-September 2002), Phoenix Investment Management
                                                                 Company. Director and Executive Vice President, Phoenix Life
                                                                 and Annuity Company (1996-2002). Director (1995-2000) and
                                                                 Executive Vice President (1994-2002), PHL Variable Insurance
                                                                 Company. Director, Phoenix National Trust Holding Company
                                                                 (2001-2002). Director (1985-2002) and Vice President
                                                                 (1986-2002), PM Holdings, Inc. Director, W.S. Griffith
                                                                 Associates, Inc. (1995-2002). Director (1992-2002) and
                                                                 President (1992-1994), W.S. Griffith Securities, Inc.

  *Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd., and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

                                         POSITION(S) HELD WITH
      NAME, (AGE), AND                    TRUST AND LENGTH OF                           PRINCIPAL OCCUPATION(S)
          ADDRESS                             TIME SERVED                                 DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Allan M. Rudnick                    President and Chief Investment   President and Chief Investment Officer, Kayne Anderson
Kayne Anderson Rudnick              Officer since 1995; Chief        Rudnick Investment Management, LLC (1989-present).
Investment Management, LLC          Executive Officer since 2002;
1800 Avenue of the Stars            Trustee (1995-2002).
Suite 200
Los Angeles, CA 90067
DOB: 6/20/40

John F. Sharry                      Executive Vice President since   President, Private Client Group (1999-present), Executive
56 Prospect Street                  2002.                            Vice President, Retail Division (1997-1999), Phoenix
Hartford, CT 06115-0480                                              Investment Partners, Ltd. President, Private Client Group,
DOB: 3/28/52                                                         Phoenix Equity Planning Corporation (2000-present).
                                                                     Executive Vice President, Phoenix Fund Complex
                                                                     (1998-present).

Francis G. Waltman                  Senior Vice President since
56 Prospect Street                  May 2004.
Hartford, CT 06115-0480
DOB: 7/27/62

Ralph Walter                        Chief Operating Officer and      Chief Operating Officer and Treasurer, Kayne Anderson
Kayne Anderson Rudnick Investment   Treasurer since 2000; Chief      Rudnick Investment Management, LLC (2000-present). Chief
Management, LLC                     Financial Officer since 2002.    Administrative Officer, ABN AMRO (1986-2000).
1800 Avenue of the Stars
Suite 200
Los Angeles, CA 90067
DOB: 11/25/46

Richard J. Wirth                    Secretary and Counsel since      Vice President and Insurance and Investment Products Counsel
One AmericanRow                     2002; Chief Legal Officer        (2002-present), Counsel (1993-2002), Phoenix Life Insurance
Hartford, CT 06102                  since 2003.                      Company. Director (2003-present), President (2003-present),
DOB: 11/14/58                                                        Assistant Secretary (2002-present), Phoenix Variable
                                                                     Advisors, Inc. Secretary (2002-present) and Chief Legal
                                                                     Officer (2003-present), Phoenix Funds Complex.

PHOENIX-KAYNE FUNDS
1800 Avenue of the Stars, 2nd Floor
Los Angeles, California 90067

TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Geraldine M. McNamara
Everett L. Morris
Philip R. McLoughlin

OFFICERS
Allan M. Rudnick, President
John F. Sharry, Executive Vice President
Francis G. Waltman, Senior Vice President
Ralph Walter, Treasurer
Richard J. Wirth, Secretary

IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

INVESTMENT ADVISER
Kayne Anderson Rudnick Investment Management, LLC
1800 Avenue of the Stars, 2nd Floor
Los Angeles, California 90067

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

HOW TO CONTACT US
Mutual Fund Services                     1-800-243-1574
Advisor Consulting Group                 1-800-231-4361
Text Telephone                           1-800-243-1926

Website
www.phoenixinvestments.com

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[PHOENIX INVESTMENT PARTNERS, LTD. LOGO]

A MEMBER OF THE PHOENIX COMPANIES, INC.


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PhoenixInvestments.com.

NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP 1739 (8/04)

                                                                      PRSRT STD
                                                                      US POSTAGE
                                                                         PAID
                                                                       PERMIT #6
                                                                      HUDSON, MA
                                                                         01749

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[PHOENIX INVESTMENT PARTNERS, LTD. LOGO]

A MEMBER OF THE PHOENIX COMPANIES, INC.


For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PhoenixInvestments.com.

NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP 1739 (8/04)

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable for periods ending before July 9, 2004.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7 (d) (2) (ii) (G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not Applicable

    (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

    (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Phoenix-Kayne Funds
                  -------------------

     By (Signature and Title)*  /s/ ALLAN M. RUDNICK
                               --------------------------------------
                                    Allan M. Rudnick, President

     Date    8/31/04
          ------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)* /s/ ALLAN M. RUDNICK
                               -------------------------------------------
                                    Allan M. Rudnick, President

     Date     8/31/04
          ----------------------------------------------------------------

     By (Signature and Title)* /s/ RALPH WALTER
                               -------------------------------------------
                                    Ralph Walter, Treasurer

     Date     8/31/04
          ----------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.